UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23101

American Funds Strategic Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Brian C. Janssen

American Funds Strategic Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Strategic Bond FundSM Semi-annual report for the six months ended June 30, 2021

Our distinctive
approach relies
on flexibility in the
pursuit of enhanced
long-term results

American Funds Strategic Bond Fund seeks to provide maximum total return consistent with the preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are total returns on a $1,000 investment with all distributions reinvested for the period ended June 30, 2021:

Class A shares	1 year	5 years	Lifetime (since 3/18/16)

Reflecting 3.75% maximum sales charge	–2.61%	4.21%	4.60%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.81% for Class A shares as of the prospectus dated March 1, 2021. The net expense ratio was 0.78%. Expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses and waiving a portion of its management fees. The reimbursement and waiver will be in effect through at least March 1, 2022. The adviser may elect to extend, modify or terminate the reimbursement or waiver at that time. The investment results and net expense ratio shown reflect fee waivers and/or expense reimbursements, without which the results would have been lower and the expenses higher. Refer to the fund’s most recent prospectus for details.

The fund’s 30-day yield for Class A shares as of July 31, 2021, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.77% (2.76% without the reimbursement and waiver).

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Investing outside the United States involves additional risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Strategic Bond Fund for the periods ended June 30, 2021, are shown in the table below, as well as results of the fund’s benchmark and peer group average.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/ANBAX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

21	Financial statements

25	Notes to financial statements

40	Financial highlights

Results at a glance

For periods ended June 30, 2021, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	Lifetime (since 3/18/16)

American Funds Strategic Bond Fund (Class A shares)	–1.83%	1.22%	8.32%	5.01%	5.37%
Bloomberg Barclays U.S. Aggregate Index*	–1.60	–0.33	5.34	3.03	3.40
Lipper Core Plus Bond Funds Average†	–0.86	2.86	6.06	3.89	4.31

*	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

American Funds Strategic Bond Fund	1

Investment portfolio June 30, 2021	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	46.03%
AAA/Aaa	1.90
AA/Aa	4.00
A/A	12.13
BBB/Baa	11.61
Below investment grade	14.90
Unrated	.01
Short-term securities & other assets less liabilities	9.42
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 90.57%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 45.83%
U.S. Treasury inflation-protected securities 23.89%
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]	$483,569	$526,555
U.S. Treasury Inflation-Protected Security 0.125% 2030[1]	130,163	143,676
U.S. Treasury Inflation-Protected Security 0.125% 2030[1,2]	117,518	129,098
U.S. Treasury Inflation-Protected Security 0.125% 2031[1,2]	910,835	1,002,904
U.S. Treasury Inflation-Protected Security 0.25% 2050[1]	3,387	3,824
U.S. Treasury Inflation-Protected Security 0.125% 2051[1,2]	318,858	349,528
		2,155,585

U.S. Treasury 21.94%
U.S. Treasury 0.125% 2022	200,000	200,066
U.S. Treasury 1.50% 2022	4,000	4,063
U.S. Treasury 1.50% 2024	97	100
U.S. Treasury 2.25% 2024	1,224	1,287
U.S. Treasury 0.25% 2025	102,217	100,076
U.S. Treasury 0.375% 2025	96,000	94,273
U.S. Treasury 0.50% 2025[2]	144,338	143,633
U.S. Treasury 1.625% 2026	385	399
U.S. Treasury 1.75% 2026	24,924	25,976
U.S. Treasury 1.875% 2026	2,093	2,196
U.S. Treasury 1.875% 2026	566	594
U.S. Treasury 0.50% 2027[2]	72,000	69,835
U.S. Treasury 1.25% 2028[2]	304,861	305,855
U.S. Treasury 3.125% 2028	205	231
U.S. Treasury 4.375% 2039[2]	209,700	291,393
U.S. Treasury 1.125% 2040	45,000	38,674
U.S. Treasury 1.875% 2041[2]	268,000	262,144

2	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.375% 2050[2]	$62,700	$52,736
U.S. Treasury 1.625% 2050[2]	66,000	59,139
U.S. Treasury 1.875% 2051[2]	256,000	243,817
U.S. Treasury 2.375% 2051	77,828	83,054
		1,979,541

Total U.S. Treasury bonds & notes		4,135,126

Corporate bonds, notes & loans 28.00%
Energy 4.58%
AI Candelaria (Spain), SLU 5.75% 2033[3]	2,990	3,083
Apache Corp. 4.625% 2025	5,395	5,842
Apache Corp. 4.25% 2030	495	523
Apache Corp. 5.35% 2049	350	369
Canadian Natural Resources, Ltd. 2.95% 2023	325	337
Canadian Natural Resources, Ltd. 3.85% 2027	2,000	2,204
Canadian Natural Resources, Ltd. 2.95% 2030	6,455	6,699
Cenovus Energy, Inc. 5.375% 2025	1,980	2,267
Cenovus Energy, Inc. 5.25% 2037	523	627
Cenovus Energy, Inc. 5.40% 2047	364	451
Cheniere Energy Partners LP 4.00% 2031[3]	4,790	5,012
Cheniere Energy, Inc. 3.70% 2029	4,974	5,438
Chesapeake Energy Corp. 5.50% 2026[3]	1,800	1,904
Chesapeake Energy Corp. 5.875% 2029[3]	1,550	1,680
Chevron Corp. 2.236% 2030	3,290	3,393
Chevron Corp. 3.078% 2050	1,181	1,224
Comstock Resources, Inc. 5.875% 2030[3]	3,015	3,079
CrownRock LP / CrownRock Finance, Inc. 5.00% 2029[3]	7,000	7,361
Diamondback Energy, Inc. 4.75% 2025	6,700	7,551
DT Midstream, Inc. 4.375% 2031[3]	9,905	10,133
Enbridge Energy Partners LP 5.875% 2025	155	183
Enbridge Energy Partners LP 7.375% 2045	318	501
Enbridge, Inc. 3.40% 2051	2,564	2,581
Energean Israel Finance, Ltd. 4.50% 2024[3]	2,395	2,452
Energean Israel Finance, Ltd. 5.875% 2031[3]	2,765	2,852
Energy Transfer Operating LP 2.90% 2025	3,201	3,370
Energy Transfer Operating LP 3.75% 2030	6,403	6,962
Energy Transfer Partners LP 6.125% 2045	1,170	1,494
Energy Transfer Partners LP 5.30% 2047	647	758
Energy Transfer Partners LP 6.00% 2048	352	446
Energy Transfer Partners LP 6.25% 2049	1,000	1,314
Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[4]	2,700	2,653
Energy Transfer Partners LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[4]	9,000	9,198
Enterprise Products Operating LLC 2.80% 2030	1,319	1,395
Enterprise Products Operating LLC 3.20% 2052	1,697	1,687
EQM Midstream Partners LP 6.00% 2025[3]	7,200	7,847
EQM Midstream Partners LP 6.50% 2027[3]	3,620	4,047
EQM Midstream Partners LP 4.50% 2029[3]	2,555	2,603
EQM Midstream Partners LP 4.75% 2031[3]	2,850	2,940
EQT Corp. 7.625% 2025 (7.375% on 2/1/2025)[4]	2,000	2,336
EQT Corp. 3.90% 2027	2,500	2,681
EQT Corp. 5.00% 2029	980	1,094
EQT Corp. 3.625% 2031[3]	3,015	3,151
Equinor ASA 3.70% 2050	1,217	1,402
Exxon Mobil Corp. 4.227% 2040	1,200	1,434
Exxon Mobil Corp. 3.452% 2051	1,229	1,340
Gray Oak Pipeline, LLC 2.60% 2025[3]	4,442	4,567
Guara Norte SARL 5.198% 2034[3]	10,416	10,872
Hilcorp Energy I LP 5.75% 2029[3]	1,285	1,341
Hilcorp Energy I LP 6.00% 2031[3]	865	918
Kinder Morgan, Inc. 2.00% 2031	5,000	4,812
Kinder Morgan, Inc. 5.20% 2048	1,044	1,318
Kinder Morgan, Inc. 3.25% 2050	3,345	3,242
Leviathan Bond, Ltd. 5.75% 2023[3]	3,410	3,577
Leviathan Bond, Ltd. 6.75% 2030[3]	3,245	3,675
Magellan Midstream Partners LP 3.95% 2050	12,500	13,599

American Funds Strategic Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Marathon Oil Corp. 4.40% 2027	$1,175	$1,332
MPLX LP 1.75% 2026	5,933	6,000
MPLX LP 2.65% 2030	6,409	6,474
MPLX LP 5.50% 2049	1,750	2,270
Murphy Oil Corp. 5.875% 2027	1,965	2,054
MV24 Capital BV 6.748% 2034	6,974	7,737
MV24 Capital BV 6.748% 2034[3]	1,340	1,487
Neptune Energy Group Holdings, Ltd. 6.625% 2025[3]	2,775	2,858
New Fortress Energy, Inc. 6.50% 2026[3]	6,985	7,146
NGL Energy Operating LLC 7.50% 2026[3]	12,925	13,587
NGPL PipeCo LLC 3.25% 2031[3]	10,714	11,053
Oasis Petroleum, Inc. 6.375% 2026[3]	1,460	1,524
Occidental Petroleum Corp. 3.20% 2026	329	332
Occidental Petroleum Corp. 3.50% 2029	2,236	2,247
ONEOK, Inc. 5.85% 2026	6,334	7,495
ONEOK, Inc. 4.00% 2027	395	437
ONEOK, Inc. 4.55% 2028	130	148
ONEOK, Inc. 4.35% 2029	230	260
ONEOK, Inc. 3.10% 2030	1,788	1,871
ONEOK, Inc. 6.35% 2031	6,154	7,966
ONEOK, Inc. 4.95% 2047	402	473
ONEOK, Inc. 5.20% 2048	4,988	6,122
ONEOK, Inc. 7.15% 2051	2,610	3,846
Petrobras Global Finance Co. 5.093% 2030	1,118	1,222
Petrobras Global Finance Co. 5.60% 2031	4,000	4,485
Petrobras Global Finance Co. 7.25% 2044	300	368
Petrobras Global Finance Co. 6.75% 2050	5,680	6,649
Petróleos Mexicanos 6.875% 2025[3]	25,000	27,706
Petróleos Mexicanos 4.50% 2026	2,188	2,218
Petróleos Mexicanos 5.95% 2031	625	608
Petróleos Mexicanos 7.69% 2050	2,300	2,217
Petrorio Luxembourg SARL 6.125% 2026[3]	6,090	6,238
Pioneer Natural Resources Company 1.90% 2030	6,555	6,321
Qatar Petroleum 2.25% 2031[3]	12,460	12,328
Qatar Petroleum 3.30% 2051[3]	5,855	5,855
Range Resources Corp. 9.25% 2026	4,000	4,417
Rattler Midstream Partners LP 5.625% 2025[3]	1,165	1,226
SA Global Sukuk, Ltd. 2.694% 2031[3]	9,860	9,995
Sabine Pass Liquefaction, LLC 4.50% 2030	6,850	7,913
SM Energy Co. 6.50% 2028	1,350	1,389
Southwestern Energy Co. 7.50% 2026	1,000	1,060
Southwestern Energy Co. 8.375% 2028	1,035	1,171
Sunoco Logistics Operating Partners LP 5.40% 2047	1,090	1,294
Sunoco LP 4.50% 2029[3]	2,595	2,648
Targa Resources Partners LP 5.375% 2027	5,400	5,639
Targa Resources Partners LP 4.875% 2031[3]	3,290	3,566
Teekay Corp. 9.25% 2022[3]	790	817
TransCanada PipeLines, Ltd. 4.10% 2030	3,057	3,516
Western Midstream Operating LP 4.35% 2025[4]	1,532	1,621
Western Midstream Operating LP 5.30% 2030[4]	1,101	1,236
Western Midstream Operating LP 6.50% 2050[4]	2,539	2,947
Williams Companies, Inc. 3.50% 2030	4,354	4,759
Williams Partners LP 6.30% 2040	576	791
Williams Partners LP 5.10% 2045	384	480
		413,238

Consumer discretionary 4.09%
Affinity Gaming 6.875% 2027[3]	3,000	3,195
Allied Universal Holdco LLC 4.625% 2028[3]	4,720	4,735
Allied Universal Holdco LLC 6.00% 2029[3]	1,915	1,944
Amazon.com, Inc. 1.00% 2026	20,000	20,013
Amazon.com, Inc. 2.10% 2031	20,000	20,349
Amazon.com, Inc. 3.10% 2051	10,000	10,518
Atlas LuxCo 4 SARL 4.625% 2028[3]	3,605	3,623
Bayerische Motoren Werke AG 3.90% 2025[3]	5,300	5,847
Bayerische Motoren Werke AG 2.55% 2031[3]	2,600	2,696
Booking Holdings, Inc. 4.625% 2030	4,000	4,780

4	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Boyd Gaming Corp. 8.625% 2025[3]	$3,625	$4,001
Boyd Gaming Corp. 4.75% 2027	2,300	2,383
Boyd Gaming Corp. 4.75% 2031[3]	9,565	9,936
Burger King Corp. 5.75% 2025[3]	3,200	3,397
Caesars Entertainment, Inc. 6.25% 2025[3]	2,795	2,966
Caesars Resort Collection, LLC 5.75% 2025[3]	2,705	2,854
Carnival Corp. 11.50% 2023[3]	5,485	6,180
Carnival Corp. 10.50% 2026[3]	4,380	5,105
Carnival Corp. 5.75% 2027[3]	5,000	5,244
Carvana Co. 5.50% 2027[3]	3,275	3,391
CEC Entertainment, Inc. 6.75% 2026[3]	3,770	3,874
Cirsa Gaming Corp. SA 7.875% 2023[3]	7,070	7,224
Everi Holdings Inc. 5.00% 2029[3]	6,170	6,324
Fertitta Entertainment, Inc. 6.75% 2024[3]	5,435	5,497
Ford Motor Credit Company LLC 4.00% 2030	5,725	6,004
Full House Resorts, Inc. 8.25% 2028[3]	1,835	2,007
General Motors Company 6.80% 2027	1,882	2,372
Grupo Axo, SAPI de CV, 5.75% 2026[3]	4,450	4,456
Hanesbrands, Inc. 5.375% 2025[3]	1,411	1,498
Hilton Grand Vacations Borrower LLC 5.00% 2029[3]	10,865	11,123
Hilton Worldwide Holdings, Inc. 4.00% 2031[3]	4,485	4,531
Home Depot, Inc. 2.95% 2029	1,435	1,569
Hyatt Hotels Corp. 5.375% 2025	3,800	4,293
International Game Technology PLC 5.25% 2029[3]	5,600	6,014
Lithia Motors, Inc. 3.875% 2029[3]	4,635	4,810
Marriott International, Inc. 5.75% 2025	1,222	1,411
Marriott International, Inc. 2.85% 2031	13,790	14,017
McDonald’s Corp. 3.625% 2049	979	1,087
McDonald’s Corp. 4.20% 2050	2,259	2,731
Melco International Development, Ltd. 5.375% 2029[3]	8,245	8,724
MercadoLibre, Inc. 2.375% 2026	4,255	4,288
MercadoLibre, Inc. 3.125% 2031	1,275	1,253
MGM Growth Properties LLC 3.875% 2029[3]	6,800	6,924
MGM Resorts International 6.00% 2023	1,900	2,036
MGM Resorts International 6.75% 2025	3,500	3,754
Mohegan Gaming & Entertainment 8.00% 2026[3]	20,000	20,923
NCL Corp., Ltd. 5.875% 2026[3]	5,600	5,878
Nissan Motor Co., Ltd. 4.81% 2030[3]	6,600	7,458
Nordstrom, Inc. 4.25% 2031[3]	6,000	6,256
Norwegian Cruise Line Holdings, Ltd. 10.25% 2026[3]	7,115	8,289
Party City Holdings, Inc. 6.625% 2026[3]	560	483
Party City Holdings, Inc. 8.75% 2026[3]	6,210	6,637
Real Hero Merger Sub 2, Inc. 6.25% 2029[3]	975	1,013
Royal Caribbean Cruises, Ltd. 10.875% 2023[3]	4,955	5,649
Royal Caribbean Cruises, Ltd. 4.25% 2026[3]	11,500	11,500
Royal Caribbean Cruises, Ltd. 5.50% 2028[3]	5,000	5,243
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	5,600	5,789
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[3]	3,195	3,503
Sands China, Ltd. 4.60% 2023	3,270	3,484
Sands China, Ltd. 5.40% 2028	3,250	3,777
Scientific Games Corp. 8.25% 2026[3]	4,045	4,343
Toyota Motor Credit Corp. 3.375% 2030	2,865	3,215
Universal Entertainment Corp. 8.50% 2024[3]	5,500	5,808
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[3]	955	975
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[3]	860	885
Viking Cruises, Ltd. 13.00% 2025[3]	1,810	2,133
Wheel Pros, Inc. 6.50% 2029[3]	2,185	2,214
Wyndham Worldwide Corp. 4.375% 2028[3]	3,340	3,478
Wynn Resorts, Ltd. 7.75% 2025[3]	775	837
Wynn Resorts, Ltd. 5.125% 2029[3]	6,100	6,452
YUM! Brands, Inc. 7.75% 2025[3]	2,003	2,184
		369,384

American Funds Strategic Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care 3.56%
AbbVie, Inc. 2.60% 2024	$3,800	$4,008
AbbVie, Inc. 2.95% 2026	2,516	2,706
AbbVie, Inc. 4.25% 2049	1,312	1,575
AmerisourceBergen Corp. 2.70% 2031	9,250	9,496
AstraZeneca Finance LLC 1.75% 2028	13,095	13,104
AstraZeneca Finance LLC 2.25% 2031	1,020	1,037
AstraZeneca PLC 3.375% 2025	3,600	3,943
Avantor Funding, Inc. 4.625% 2028[3]	5,785	6,115
Banner Health 1.897% 2031	7,500	7,377
Banner Health 2.913% 2051	10,000	10,217
Bausch Health Companies, Inc. 9.25% 2026[3]	6,930	7,546
Bausch Health Companies, Inc. 5.00% 2029[3]	5,100	4,762
Bayer US Finance II LLC 4.375% 2028[3]	1,450	1,663
Baylor Scott & White Holdings 0.827% 2025	5,463	5,362
Baylor Scott & White Holdings 1.777% 2030	19,087	18,700
Boston Scientific Corp. 1.90% 2025	1,529	1,579
Boston Scientific Corp. 3.75% 2026	395	438
Boston Scientific Corp. 2.65% 2030	4,700	4,866
Centene Corp. 4.25% 2027	3,335	3,518
Centene Corp. 2.45% 2028	24,165	24,521
Centene Corp. 4.625% 2029	2,990	3,292
Centene Corp. 3.00% 2030	3,625	3,728
Change Healthcare Holdings, LLC 5.75% 2025[3]	9,000	9,158
Charles River Laboratories International, Inc. 3.75% 2029[3]	1,545	1,568
Charles River Laboratories International, Inc. 4.00% 2031[3]	2,615	2,724
Cigna Corp. 2.40% 2030	1,735	1,772
Cigna Corp. 2.375% 2031	13,586	13,789
Community Health Systems, Inc. 5.625% 2027[3]	2,920	3,121
Community Health Systems, Inc. 6.00% 2029[3]	3,690	3,953
CVS Health Corp. 1.75% 2030	1,865	1,800
CVS Health Corp. 3.75% 2030	2,135	2,392
CVS Health Corp. 4.25% 2050	1,064	1,264
Emergent BioSolutions, Inc. 3.875% 2028[3]	935	917
Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[3]	4,300	2,905
Endo International PLC 5.875% 2024[3]	625	617
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[3]	2,725	2,674
HCA, Inc. 3.50% 2030	3,300	3,518
HCA, Inc. 5.25% 2049	2,300	2,937
Jaguar Holding Co. II 5.00% 2028[3]	4,000	4,344
Jazz Securities DAC 4.375% 2029[3]	2,990	3,104
LifePoint Health, Inc. 6.75% 2025[3]	2,500	2,671
Molina Healthcare, Inc. 4.375% 2028[3]	8,290	8,659
Molina Healthcare, Inc. 3.875% 2030[3]	1,665	1,736
Organon Finance 1 LLC 4.125% 2028[3]	5,545	5,662
Organon Finance 1 LLC 5.125% 2031[3]	3,230	3,332
Par Pharmaceutical, Inc. 7.50% 2027[3]	3,000	3,071
Radiology Partners, Inc. 9.25% 2028[3]	665	737
Summa Health 3.511% 2051	9,945	10,527
Sutter Health 1.321% 2025	6,000	6,044
Syneos Health, Inc. 3.625% 2029[3]	1,930	1,913
Team Health Holdings, Inc. 6.375% 2025[3]	1,475	1,406
Tenet Healthcare Corp. 7.50% 2025[3]	3,000	3,244
Tenet Healthcare Corp. 5.125% 2027[3]	4,100	4,305
Tenet Healthcare Corp. 6.125% 2028[3]	2,900	3,099
Teva Pharmaceutical Finance Co. BV 2.80% 2023	4,585	4,575
Teva Pharmaceutical Finance Co. BV 6.00% 2024	5,710	6,069
Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,750	1,932
Teva Pharmaceutical Finance Co. BV 3.15% 2026	7,300	6,953
Teva Pharmaceutical Finance Co. BV 6.75% 2028	3,900	4,281
UnitedHealth Group, Inc. 2.30% 2031	12,724	13,040
UnitedHealth Group, Inc. 3.25% 2051	14,216	15,194
Valeant Pharmaceuticals International, Inc. 8.50% 2027[3]	700	763
West Virginia United Health System Obligated Group 3.129% 2050	2,775	2,805
Zoetis, Inc. 2.00% 2030	7,000	6,979
		321,107

6	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials 3.37%
Advisor Group Holdings, LLC 6.25% 2028[3]	$2,500	$2,643
AG Merger Sub II, Inc. 10.75% 2027[3]	2,500	2,784
Alliant Holdings Intermediate, LLC 6.75% 2027[3]	3,000	3,157
Aretec Escrow Issuer, Inc. 7.50% 2029[3]	5,135	5,296
Arthur J. Gallagher & Co. 2.50% 2031	11,664	11,791
Arthur J. Gallagher & Co. 3.50% 2051	5,758	6,041
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 2025[3]	5,250	5,963
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[4]	5,000	5,197
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[4]	11,400	11,121
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[4]	10,482	10,791
Bank of America Corp. 2.831% 2051 (USD-SOFR + 1.88% on 10/24/2050)[4]	4,861	4,751
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[4]	4,375	4,685
Citigroup, Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[4]	3,550	4,149
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[4]	12,513	12,747
Commonwealth Bank of Australia 2.688% 2031[3]	6,975	6,980
Compass Diversified Holdings 5.25% 2029[3]	5,280	5,498
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[3,4]	10,225	11,501
Danske Bank AS 3.875% 2023[3]	4,600	4,898
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[4]	1,995	2,050
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[4]	9,425	9,570
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[4]	8,875	9,044
FS Energy and Power Fund 7.50% 2023[3]	4,098	4,245
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[4]	1,070	1,198
Goldman Sachs Group, Inc. 2.60% 2030	7,915	8,219
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[4]	17,185	17,568
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[4]	8,858	9,279
Hightower Holding, LLC 6.75% 2029[3]	3,380	3,454
Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 1.15%) 1.32% 2022[5]	433	333
Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 0.185%) 2.031% 2022[5]	1,046	858
Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 1.325%) 1.525% 2023[5]	2,055	1,531
Huarong Finance 2019 Co., Ltd., (3-month USD-LIBOR + 1.125%) 1.275% 2023[5]	2,483	1,857
Huarong Finance 2019 Co., Ltd., (3-month USD-LIBOR + 1.25%) 1.391% 2025[5]	2,338	1,637
Huarong Finance II Co., Ltd. 5.00% 2025	256	185
Huarong Finance II Co., Ltd. 5.50% 2025	913	678
Huarong Finance II Co., Ltd. 4.875% 2026	476	336
Intercontinental Exchange, Inc. 2.65% 2040	5,700	5,483
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[4]	10,000	10,329
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[4]	3,816	3,930
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[4]	9,675	9,404
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[4]	9,139	9,386
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2051)[4]	3,600	3,721
Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[4]	5,000	5,125
Ladder Capital Corp. 4.25% 2027[3]	6,000	6,011
LPL Financial Holdings, Inc. 4.625% 2027[3]	1,505	1,564
LPL Financial Holdings, Inc. 4.00% 2029[3]	3,900	3,928
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[4]	3,675	3,867
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[4]	3,159	3,183
National Australia Bank, Ltd. 2.99% 2031[3]	17,000	17,274
National Financial Partners Corp. 6.875% 2028[3]	3,685	3,890
Navient Corp. 6.75% 2026	6,400	7,157
Travelers Companies, Inc. 2.55% 2050	361	349
UBS Group AG 4.375% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.313% on 2/10/2031)[3,4]	5,375	5,505
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[4]	2,850	2,983
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[4]	1,650	1,782
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[4]	4,114	4,261
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[4]	2,200	3,020
		304,187

American Funds Strategic Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials 2.71%
Allison Transmission Holdings, Inc. 3.75% 2031[3]	$4,575	$4,502
American Airlines, Inc. 5.75% 2029[3]	8,000	8,660
Avis Budget Car Rental, LLC 5.75% 2027[3]	5,340	5,577
Avis Budget Group, Inc. 5.375% 2029[3]	4,030	4,202
Boeing Company 4.875% 2025	162	182
Boeing Company 5.15% 2030	566	671
Boeing Company 3.625% 2031	3,146	3,387
Boeing Company 3.60% 2034	1,460	1,542
Bombardier, Inc. 7.125% 2026[3]	7,405	7,762
Bombardier, Inc. 7.875% 2027[3]	3,000	3,116
Booz Allen Hamilton, Inc. 3.875% 2028[3]	2,585	2,643
Burlington Northern Santa Fe LLC 3.30% 2051	13,321	14,578
BWX Technologies, Inc. 4.125% 2028[3]	4,760	4,862
Canadian Pacific Railway, Ltd. 2.05% 2030	2,000	1,994
Carrier Global Corp. 2.242% 2025	943	981
Carrier Global Corp. 2.493% 2027	780	817
Carrier Global Corp. 3.377% 2040	1,028	1,080
Carrier Global Corp. 3.577% 2050	893	949
Clarivate Science Holdings Corp. 3.875% 2028[3]	2,525	2,551
Clarivate Science Holdings Corp. 4.875% 2029[3]	3,325	3,416
CoreLogic, Inc. 4.50% 2028[3]	14,000	13,895
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[5,6]	3,375	3,405
CP Atlas Buyer, Inc. 7.00% 2028[3]	950	987
CSX Corp. 2.40% 2030	2,228	2,293
CSX Corp. 3.80% 2050	546	626
Dun & Bradstreet Corp. 6.875% 2026[3]	865	920
Dun & Bradstreet Corp. 10.25% 2027[3]	3,816	4,228
F-Brasile SpA 7.375% 2026[3]	526	544
General Dynamics Corp. 2.25% 2031	8,576	8,808
General Electric Co. 3.625% 2030	9,010	10,056
GFL Environmental, Inc. 3.75% 2025[3]	7,700	7,921
Rolls-Royce PLC 5.75% 2027[3]	10,265	11,320
Roper Technologies, Inc. 1.75% 2031	23,000	22,124
SkyMiles IP, Ltd. 4.50% 2025[3]	4,500	4,838
SkyMiles IP, Ltd. 4.75% 2028[3]	2,760	3,071
SkyMiles IP, Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 4.75% 2027[5,6]	3,000	3,172
SRS Distribution, Inc. 4.625% 2028[3]	3,655	3,742
TransDigm, Inc. 6.25% 2026[3]	3,000	3,169
TransDigm, Inc. 5.50% 2027	5,000	5,219
Uber Technologies, Inc. 8.00% 2026[3]	1,400	1,513
Union Pacific Corp. 2.375% 2031	26,768	27,371
Union Pacific Corp. 3.95% 2059	3,000	3,513
United Airlines Holdings, Inc. 6.50% 2027[3]	3,905	4,304
United Airlines, Inc. 4.375% 2026[3]	3,605	3,736
United Airlines, Inc. 4.625% 2029[3]	2,920	3,026
Vertical Holdco GMBH 7.625% 2028[3]	1,600	1,740
Vertical U.S. Newco, Inc. 5.25% 2027[3]	2,625	2,769
WESCO Distribution, Inc. 7.125% 2025[3]	5,835	6,313
WESCO Distribution, Inc. 7.25% 2028[3]	6,085	6,786
		244,881

Information technology 2.24%
Adobe, Inc. 1.90% 2025	737	766
Adobe, Inc. 2.15% 2027	1,332	1,395
Adobe, Inc. 2.30% 2030	2,238	2,333
Apple, Inc. 2.375% 2041	12,110	11,764
Apple, Inc. 2.65% 2051	12,110	11,864
Banff Merger Sub, Inc. 9.75% 2026[3]	8,725	9,194
Black Knight, Inc. 3.625% 2028[3]	4,330	4,314
Blue Yonder Group, Inc. 4.25% 2026[3]	5,475	5,746
BMC Software, Inc. 7.125% 2025[3]	2,770	2,971
Booz Allen Hamilton, Inc. 4.00% 2029[3]	1,685	1,725
Broadcom, Inc. 4.75% 2029	6,000	6,986
Broadcom, Inc. 5.00% 2030	5,996	7,081
Broadcom, Inc. 2.45% 2031[3]	8,307	8,170
Broadcom, Inc. 2.60% 2033[3]	8,550	8,371
Broadcom, Inc. 3.419% 2033[3]	8,000	8,411

8	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Broadcom, Inc. 3.50% 2041[3]	$6,686	$6,848
Broadcom, Inc. 3.75% 2051[3]	3,441	3,598
Dell International LLC / EMC Corp. 8.35% 2046	9,696	15,883
Diebold Nixdorf, Inc. 9.375% 2025[3]	5,375	5,977
Fidelity National Information Services, Inc. 2.25% 2031	4,065	4,062
Fidelity National Information Services, Inc. 3.10% 2041	1,446	1,484
Fiserv, Inc. 3.50% 2029	2,025	2,230
Fiserv, Inc. 2.65% 2030	3,453	3,579
Fortinet, Inc. 2.20% 2031	3,855	3,850
International Business Machines Corp. 2.95% 2050	2,830	2,857
MoneyGram International, Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2023[5,6]	1,274	1,287
Oracle Corp. 2.875% 2031	12,487	12,998
Oracle Corp. 3.60% 2050	5,000	5,143
Oracle Corp. 3.95% 2051	6,167	6,739
ServiceNow, Inc. 1.40% 2030	3,410	3,203
SK hynix, Inc. 1.50% 2026[3]	5,841	5,768
SK hynix, Inc. 2.375% 2031[3]	2,979	2,907
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2026[5,6]	4,714	4,723
Ultimate Software Group, Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[5,6]	50	51
Unisys Corp. 6.875% 2027[3]	2,675	2,927
VeriSign, Inc. 2.70% 2031	2,291	2,330
Veritas Holdings, Ltd. 7.50% 2025[3]	11,710	12,226
		201,761

Communication services 2.04%
AT&T, Inc. 4.35% 2029	1,250	1,448
AT&T, Inc. 2.25% 2032	5,000	4,913
AT&T, Inc. 3.30% 2052	3,000	2,926
AT&T, Inc. 3.50% 2053[3]	2,942	2,960
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[3]	2,200	2,329
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[3]	13,500	13,770
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[3]	7,875	8,068
CenturyLink, Inc. 4.00% 2027[3]	1,175	1,200
Consolidated Communications, Inc. 5.00% 2028[3]	2,800	2,844
Embarq Corp. 7.995% 2036	2,100	2,383
Front Range BidCo, Inc. 6.125% 2028[3]	5,000	5,113
Frontier Communications Corp. 5.00% 2028[3]	5,125	5,305
Lamar Media Corp. 4.875% 2029	3,600	3,804
Level 3 Communications, Inc. 3.875% 2029[3]	1,200	1,287
Netflix, Inc. 3.625% 2025[3]	2,225	2,396
Netflix, Inc. 5.875% 2028	3,575	4,393
News Corp. 3.875% 2029[3]	3,725	3,767
Sinclair Television Group, Inc. 4.125% 2030[3]	4,525	4,451
Sirius XM Radio, Inc. 4.00% 2028[3]	7,600	7,838
Sprint Corp. 6.875% 2028	2,100	2,696
T-Mobile US, Inc. 2.625% 2029	5,875	5,809
T-Mobile US, Inc. 2.55% 2031	11,000	11,154
T-Mobile US, Inc. 2.875% 2031	4,875	4,845
T-Mobile US, Inc. 3.50% 2031[3]	12,000	12,430
T-Mobile US, Inc. 3.00% 2041	2,753	2,726
T-Mobile US, Inc. 4.50% 2050	6,800	8,105
Univision Communications, Inc. 6.625% 2027[3]	7,100	7,702
Univision Communications, Inc. 4.50% 2029[3]	6,750	6,816
Verizon Communications, Inc. 2.55% 2031	12,200	12,479
Verizon Communications, Inc. 3.55% 2051	20,000	21,397
Ziggo Bond Co. BV 5.125% 2030[3]	5,000	5,127
Ziggo Bond Finance BV 4.875% 2030[3]	1,425	1,463
		183,944

Materials 2.04%
Air Products and Chemicals, Inc. 2.05% 2030	2,046	2,089
Air Products and Chemicals, Inc. 2.80% 2050	1,322	1,326
Anglo American Capital PLC 5.375% 2025[3]	919	1,050
Anglo American Capital PLC 5.625% 2030[3]	6,000	7,352
Ardagh Packaging Finance 5.25% 2025[3]	1,887	1,986

American Funds Strategic Bond Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Axalta Coating Systems LLC 4.75% 2027[3]	$4,000	$4,203
Ball Corp. 2.875% 2030	18,000	17,692
Braskem Idesa SAPI 7.45% 2029[3]	3,573	3,799
Braskem Idesa SAPI 7.45% 2029	3,000	3,190
Braskem SA 5.875% 2050[3]	2,700	2,966
Cleveland-Cliffs, Inc. 9.875% 2025[3]	643	754
Consolidated Energy Finance SA 6.50% 2026[3]	2,235	2,301
CVR Partners LP 9.25% 2023[3]	3,174	3,189
CVR Partners LP 6.125% 2028[3]	5,290	5,429
Dow Chemical Co. 5.55% 2048	1,800	2,533
First Quantum Minerals, Ltd. 6.50% 2024[3]	2,850	2,916
First Quantum Minerals, Ltd. 6.875% 2026[3]	800	838
First Quantum Minerals, Ltd. 6.875% 2027[3]	6,500	7,091
FXI Holdings, Inc. 7.875% 2024[3]	2,000	2,071
FXI Holdings, Inc. 12.25% 2026[3]	3,781	4,365
Hexion, Inc. 7.875% 2027[3]	5,629	6,080
International Flavors & Fragrances, Inc. 2.30% 2030[3]	15,800	15,731
International Flavors & Fragrances, Inc. 3.468% 2050[3]	4,400	4,582
LSB Industries, Inc. 9.625% 2023[3]	6,930	7,134
LYB International Finance III, LLC 2.25% 2030	8,415	8,415
LYB International Finance III, LLC 4.20% 2050	2,800	3,231
LYB International Finance III, LLC 3.625% 2051	8,366	8,854
Mercer International, Inc. 5.125% 2029[3]	3,195	3,292
Methanex Corp. 5.125% 2027	3,850	4,163
Newcrest Finance Pty, Ltd. 3.25% 2030[3]	2,719	2,925
Newcrest Finance Pty, Ltd. 4.20% 2050[3]	1,807	2,075
Nova Chemicals Corp. 5.25% 2027[3]	6,050	6,528
Olin Corp. 5.00% 2030	4,500	4,812
SCIH Salt Holdings, Inc. 4.875% 2028[3]	7,835	7,854
Tronox, Ltd. 4.625% 2029[3]	9,435	9,541
Vale Overseas, Ltd. 3.75% 2030	5,352	5,705
Valvoline, Inc. 3.625% 2031[3]	3,665	3,674
Warrior Met Coal, Inc. 8.00% 2024[3]	411	418
Westlake Chemical Corp. 5.00% 2046	1,095	1,389
Westlake Chemical Corp. 4.375% 2047	230	271
		183,814

Consumer staples 1.59%
7-Eleven, Inc. 0.95% 2026[3]	6,625	6,510
7-Eleven, Inc. 1.30% 2028[3]	1,890	1,827
7-Eleven, Inc. 1.80% 2031[3]	12,000	11,486
7-Eleven, Inc. 2.50% 2041[3]	12,000	11,192
7-Eleven, Inc. 2.80% 2051[3]	10,835	10,127
Albertsons Companies, Inc. 3.50% 2029[3]	7,500	7,425
Altria Group, Inc. 3.40% 2030	1,572	1,660
Altria Group, Inc. 5.95% 2049	4,889	6,267
Altria Group, Inc. 3.70% 2051	9,080	8,628
Anheuser-Busch InBev NV 4.75% 2029	80	95
Anheuser-Busch InBev NV 4.60% 2048	5,305	6,489
British American Tobacco PLC 4.906% 2030	5,000	5,750
British American Tobacco PLC 2.726% 2031	5,000	4,941
British American Tobacco PLC 4.39% 2037	1,050	1,134
British American Tobacco PLC 4.54% 2047	1,650	1,758
British American Tobacco PLC 4.758% 2049	1,010	1,097
Central Garden & Pet Co. 4.125% 2031[3]	2,365	2,398
InRetail Consumer 3.25% 2028	300	297
JBS Investments GMBH II 5.75% 2028[3]	2,901	3,108
JBS USA Lux SA 5.50% 2030[3]	4,000	4,479
Kraft Heinz Company 3.00% 2026	2,567	2,735
Kraft Heinz Company 3.875% 2027	2,236	2,459
Kraft Heinz Company 4.25% 2031	1,453	1,652
Kraft Heinz Company 5.50% 2050	1,177	1,531
Kronos Acquisition Holdings, Inc. 7.00% 2027[3]	5,000	5,018
MARB BondCo PLC 3.95% 2031[3]	3,086	2,979
NBM US Holdings, Inc. 6.625% 2029[3]	4,100	4,617
Philip Morris International, Inc. 1.75% 2030	6,736	6,515
Post Holdings, Inc. 5.50% 2029[3]	4,000	4,299

10	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Post Holdings, Inc. 4.625% 2030[3]	$4,000	$4,072
Post Holdings, Inc. 4.50% 2031[3]	10,920	10,916
Reynolds American, Inc. 5.85% 2045	105	129
		143,590

Real estate 0.93%
American Tower Corp. 2.70% 2031	4,584	4,734
Corporacion Inmobiliaria Vesta, SAB de CV 3.625% 2031[3]	4,075	4,153
Equinix, Inc. 2.625% 2024	2,226	2,343
Equinix, Inc. 2.90% 2026	883	946
Equinix, Inc. 1.55% 2028	1,635	1,608
Equinix, Inc. 2.00% 2028	4,765	4,790
Equinix, Inc. 3.20% 2029	798	857
Equinix, Inc. 2.50% 2031	8,771	8,928
Equinix, Inc. 3.40% 2052	4,370	4,503
Gaming and Leisure Properties, Inc. 4.00% 2030	2,000	2,149
Howard Hughes Corp. 5.375% 2028[3]	3,900	4,148
Howard Hughes Corp. 4.375% 2031[3]	4,025	4,019
Iron Mountain, Inc. 5.00% 2028[3]	4,000	4,165
Iron Mountain, Inc. 4.50% 2031[3]	2,495	2,529
Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,325	2,398
Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,300	2,369
Public Storage 1.85% 2028	7,071	7,130
Public Storage 2.30% 2031	6,603	6,741
Sun Communities Operating LP 2.70% 2031	11,235	11,258
Xenia Hotels & Resorts, Inc. 4.875% 2029[3]	4,350	4,497
		84,265

Utilities 0.85%
AEP Transmission Co. LLC 3.65% 2050	725	825
AES Corp. 3.30% 2025[3]	4,450	4,762
AES Corp. 3.95% 2030[3]	3,525	3,866
AES Corp. 2.45% 2031[3]	7,500	7,433
AES Panama Generation Holdings SRL 4.375% 2030[3]	2,850	2,986
Ameren Corp. 3.50% 2031	2,000	2,192
Berkshire Hathaway Energy Company 2.85% 2051	968	939
Consumers Energy Co. 3.10% 2050	857	910
Edison International 3.125% 2022	2,800	2,885
Edison International 3.55% 2024	2,200	2,341
Edison International 4.95% 2025	425	471
Edison International 4.125% 2028	2,165	2,306
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[4]	475	557
Exelon Corp. 4.05% 2030	1,950	2,223
Exelon Corp. 4.70% 2050	750	950
FirstEnergy Corp. 4.40% 2027[4]	6,150	6,695
FirstEnergy Corp. 2.65% 2030	3,712	3,703
Pacific Gas and Electric Co. 2.95% 2026	355	364
Pacific Gas and Electric Co. 3.15% 2026	104	107
Pacific Gas and Electric Co. 3.30% 2027	304	313
Pacific Gas and Electric Co. 3.30% 2027	144	149
Pacific Gas and Electric Co. 4.65% 2028	141	155
Pacific Gas and Electric Co. 4.55% 2030	1,000	1,071
Pacific Gas and Electric Co. 2.50% 2031	6,035	5,665
Pacific Gas and Electric Co. 3.25% 2031	3,350	3,299
Pacific Gas and Electric Co. 3.50% 2050	7,250	6,471
PG&E Corp. 5.00% 2028	1,995	2,020
PG&E Corp. 5.25% 2030	1,485	1,503
San Diego Gas & Electric Co. 1.70% 2030	4,575	4,421
Southern California Edison Co. 2.85% 2029	1,100	1,143
Southern California Edison Co. 3.65% 2050	930	932
Southern California Edison Co., Series C, 3.60% 2045	1,009	1,008
Southern California Gas Company 2.55% 2030	875	905
Talen Energy Corp. 7.25% 2027[3]	845	790
		76,360

Total corporate bonds, notes & loans		2,526,531

American Funds Strategic Bond Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 8.55%
Angola (Republic of) 9.50% 2025		$5,570	$6,113
Angola (Republic of) 8.00% 2029		6,000	6,172
Argentine Republic 1.00% 2029		161	61
Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[4]		16,951	5,407
Belarus (Republic of) 5.875% 2026		4,700	4,361
Brazil (Federative Republic of) 6.00% 2050[1]	BRL	3,620	897
Brazil (Federative Republic of) 6.00% 2055[1]		7,927	1,982
Chile (Republic of) 3.10% 2061		$21,959	21,090
China (People’s Republic of), Series INBK, 2.85% 2027	CNY	104,710	16,034
China (People’s Republic of), Series IMBK, 3.28% 2027		365,910	57,447
China (People’s Republic of), Series INBK, 2.68% 2030		940,070	140,141
China (People’s Republic of), Series INBK, 3.27% 2030		235,310	36,909
China Development Bank Corp., Series 2004, 3.43% 2027		95,810	14,880
China Development Bank Corp., Series 1805, 4.04% 2028		383,170	61,388
China Development Bank Corp., Series 1805, 4.88% 2028		209,020	35,098
Costa Rica (Republic of) 4.375% 2025		$2,966	3,075
Costa Rica (Republic of) 6.125% 2031		9,512	10,114
Costa Rica (Republic of) 6.125% 2031[3]		200	213
Costa Rica (Republic of) 7.00% 2044		2,999	3,111
Costa Rica (Republic of) 7.158% 2045		3,001	3,144
Dominican Republic 5.95% 2027		5,000	5,635
Dominican Republic 4.50% 2030[3]		1,467	1,504
Dominican Republic 5.30% 2041[3]		2,088	2,088
Dominican Republic 5.875% 2060[3]		465	464
European Investment Bank 0.625% 2027		15,310	14,713
Ghana (Republic of) 18.85% 2023	GHS	70,000	12,492
Ghana (Republic of) 20.75% 2023		40,000	7,226
Ghana (Republic of) 19.00% 2026		100,000	17,501
Ghana (Republic of) 6.375% 2027[3]		$1,610	1,622
Greece (Hellenic Republic of) 3.45% 2024		€1,220	1,596
Greece (Hellenic Republic of) 3.375% 2025		1,480	1,978
India (Republic of) 7.61% 2030	INR	367,000	5,304
India (Republic of) 7.88% 2030		333,000	4,895
Inter-American Development Bank 0.625% 2025		$13,000	12,946
Italy (Republic of) 0.10% 2023[1]		€26,220	31,878
Japan, Series 20, 0.10% 2025[1]		¥508,000	4,653
Japan Bank for International Cooperation 1.25% 2031		$11,352	10,955
Oman (Sultanate of) 4.875% 2030[3]		3,465	3,561
Panama (Republic of) 4.50% 2056		1,475	1,673
Peru (Republic of) 2.392% 2026		1,365	1,411
Peru (Republic of) 2.783% 2031		11,165	11,402
Peru (Republic of) 2.78% 2060		17,695	15,829
Philippines (Republic of) 1.648% 2031		13,830	13,377
Philippines (Republic of) 2.65% 2045		7,941	7,358
Romania 3.50% 2034		€995	1,347
Spain (Kingdom of) 1.25% 2030		12,245	15,724
Sri Lanka (Democratic Socialist Republic of) 6.35% 2024		$4,530	3,126
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027		220	136
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028		4,450	2,800
Sri Lanka (Democratic Socialist Republic of) 7.85% 2029		500	320
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030		4,090	2,589
Turkey (Republic of) 5.875% 2031		5,900	5,747
Ukraine 7.375% 2032		5,370	5,661
United Kingdom 0.125% 2041[1]		£2,548	5,661
United Mexican States 3.25% 2030		$2,090	2,163
United Mexican States 2.659% 2031		5,405	5,294
United Mexican States 5.00% 2051		3,290	3,744
United Mexican States 3.75% 2071		8,790	8,051
United Mexican States, Series M20, 10.00% 2024	MXN	1,060,000	59,421
United Mexican States, Series M, 7.50% 2027		60,000	3,140
United Mexican States, Series M, 8.00% 2047		496,456	26,293
			770,915

12	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 3.18%
Collateralized mortgage-backed obligations (privately originated) 1.81%
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,5,7]	$1,601	$1,608
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[3,5,7]	953	955
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[3,5,7]	15,452	15,568
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 0.992% 2053[3,5,7]	7,191	7,198
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.077% 2023[3,5,7]	2,968	2,973
MRA Issuance Trust, Series 2020-10, Class A2, (1-month USD-LIBOR + 1.70%) 1.70% 2022[3,5,7,8]	42,645	42,645
New York Mortgage Trust, Series 2020-SP1, Class A1, 3.962% 2060[3,7]	11,396	11,453
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2055[3,5,7]	17,076	17,040
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2054[3,5,7]	5,150	5,155
VM Fund I, LLC 8.625% 2028[3,8,9]	60,000	58,471
		163,066

Commercial mortgage-backed securities 1.10%
Bank Commercial Mortgage Trust, Series 2021-BN34, Class B, 2.754% 2063[7]	6,000	6,224
Bank Commercial Mortgage Trust, Series 2021-BN34, Class C, 3.108% 2063[5,7]	3,000	3,110
Barclays Commercial Mortgage Securities LLC, Series 2017-C1, Class B, 4.089% 2050[7]	3,564	3,934
Benchmark Mortgage Trust, Series 2021-B27, Class B, 2.355% 2054[7]	2,500	2,507
Benchmark Mortgage Trust, Series 2021-B27, Class C, 2.703% 2054[7]	2,000	2,006
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.97% 2038[3,5,7]	4,355	4,369
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.20% 2038[3,5,7]	4,671	4,686
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.50% 2038[3,5,7]	12,127	12,165
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[3,7]	1,207	1,256
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[7]	655	707
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.155% 2038[3,5,7]	4,198	4,211
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.455% 2038[3,5,7]	3,831	3,848
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.775% 2038[3,5,7]	4,902	4,928
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.325% 2038[3,5,7]	5,138	5,173
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[3,7]	11,522	11,833
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.342% 2049[3,5,7]	1,500	1,524
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[3,7]	21,061	22,001
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.708% 2058[5,7]	4,000	4,265
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[5,7]	380	391
		99,138

Federal agency mortgage-backed obligations 0.27%
Government National Mortgage Assn. 2.50% 2051[7,10]	15,466	15,978
JP Morgan Structured Financing Trust, Series 2021-EBO1, Class A, 1.10% 2077[3,7,8]	9,000	9,000
		24,978

Total mortgage-backed obligations		287,182

Asset-backed obligations 3.07%
Aesop Funding LLC, Series 2019-2A, Class D, 3.04% 2025[3,7]	10,000	10,081
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[3,7]	8,000	8,739
American Money Management Corp., Series 2014-15A, Class BRR, (3-month USD-LIBOR + 1.80%) 1.984% 2032[3,5,7]	967	968
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D, 1.49% 2026[7]	7,032	7,096
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[3,7]	1,110	1,128
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[3,7]	7,500	7,855
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 2031[3,7]	7,500	7,951
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[3,7]	4,000	4,035
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446% 2046[3,7]	1,924	1,943
BlueMountain Ltd., Series 2019-26A, CLO, Class B, (3-month USD LIBOR + 1.98%) 2.168% 2032[3,5,7]	1,500	1,503
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,7]	3,970	4,038
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[3,7]	648	659

American Funds Strategic Bond Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[3,7]	$1,680	$1,710
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[3,7]	310	315
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[3,7]	13,390	13,494
CFG Investments, Ltd., Series 2021-1, Class A, 4.70% 2032[3,7]	3,250	3,329
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[3,7]	3,531	3,556
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[3,7]	915	924
CLI Funding V LLC, Series 2020-2A, Class B, 3.56% 2045[3,7]	1,010	1,037
CLI Funding V LLC, Series 2020-1A, Class B, 3.62% 2045[3,7]	1,816	1,870
CPS Auto Receivables Trust, Series 2020-B, Class A, 1.15% 2023[3,7]	221	221
CPS Auto Receivables Trust, Series 2020-B, Class B, 2.11% 2026[3,7]	650	654
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[3,7]	518	532
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[3,7]	378	404
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 2027[7]	6,743	6,951
Drivetime Auto Owner Trust, Series 2020-2A, Class A, 1.14% 2024[3,7]	1,037	1,040
Drivetime Auto Owner Trust, Series 2020-2A, Class B, 2.08% 2026[3,7]	1,691	1,719
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[3,7]	915	953
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[3,7]	200	217
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[3,7]	4,933	4,951
Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.13% 2023[3,7]	746	747
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08% 2024[3,7]	1,355	1,366
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[3,7]	5,705	5,867
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[3,7]	895	925
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[3,7]	520	558
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,7]	23,382	23,369
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[3,7]	2,467	2,651
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[3,7]	6,119	6,155
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 2046[3,7]	290	293
Genesis Sales Finance Master Trust, Series 2021-AA, Class D, 2.09% 2026[3,7]	2,000	1,997
Genesis Sales Finance Master Trust, Series 2021-AA, Class E, 3.77% 2026[3,7]	6,000	5,992
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[3,7]	2,148	2,260
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[3,7]	4,206	4,263
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[3,7]	1,154	1,184
GoldenTree Loan Management, Series 2019-6A, Class B1, (3-month USD-LIBOR + 1.90%) 2.088% 2033[3,5,7]	1,000	1,003
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[3,7]	9,753	9,791
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[3,7]	3,660	3,677
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 2025[3,7]	3,737	3,757
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[3,7]	10,573	10,609
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[3,7]	3,950	3,972
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[3,7]	2,477	2,495
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-2A, Class B, 3.94% 2022[3,7]	45	45
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-2A, Class C, 4.99% 2022[3,7]	185	186
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-2A, Class D, 5.97% 2022[3,7]	3,300	3,317
Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 2062[3,7]	4,153	4,168
Neuberger Berman CLO, Ltd., Series 2014-18A, Class A2R2, (3-month USD-LIBOR + 1.70%) 1.886% 2030[3,5,7]	1,000	1,001
Octagon Investment Partners XX, Ltd., Series 2019-4A, Class B, 2.068% 2031[3,5,7]	1,000	1,003
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[3,7]	3,712	3,739
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class B, 2.28% 2027[3,7]	4,316	4,354
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class C, 2.97% 2027[3,7]	1,350	1,362
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class D, 4.94% 2027[3,7]	1,350	1,367
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[3,7]	3,166	3,177
Oportun Funding LLC, Series 2021-B, Class B, 1.96% 2031[3,7]	2,937	2,949
Palmer Square, Ltd., Series 2019-1A, Class A2, (3-month USD-LIBOR + 1.85%) 2.004% 2032[3,5,7]	2,000	2,006
PFS Financing Corp., Series 2021-B, Class B, 1.095% 2026[3,7]	7,000	6,972
Santander Consumer Auto Receivables Trust, Series 2020-A, Class B, 2.26% 2025[3,7]	4,460	4,581
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2026[3,7]	8,130	8,591
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48% 2027[7]	15,000	15,201
SMB Private Education Loan Trust, Series 2021-A, Class B, 2.31% 2053[3,7]	4,500	4,570
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[3,7]	2,764	2,791
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 2045[3,7]	3,321	3,406

14	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[3,7]	$2,581	$2,602
Triton Container Finance LLC, Series 2020-1, Class B, 3.74% 2045[3,7]	4,648	4,780
Voya CLO, Ltd., Series 2016-3A, Class A3R, 1.94% 2031[3,5,7]	1,750	1,763
		276,735

Municipals 1.74%
California 0.19%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	5,000	5,018
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	5,400	5,419
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	6,450	6,395
		16,832

Florida 0.34%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	15,075	15,226
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	14,910	15,214
		30,440

Illinois 0.24%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 5.182% 2021	2,495	2,538
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	55	67
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	2,545	3,111
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	760	972
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[3]	1,780	2,368
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	100	123
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	682	729
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-C, 3.955% 2026	6,385	6,718
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056	13,690	5,465
		22,091

New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	987	1,282

Ohio 0.58%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	49,415	51,868

Puerto Rico 0.02%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	1,550	1,555

South Carolina 0.04%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	2,085	2,404
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,200	1,416
		3,820

Washington 0.32%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 2036[3]	26,000	28,532
Total municipals		156,420

American Funds Strategic Bond Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes 0.20%
Fannie Mae 0.875% 2030	$19,166	$18,178

Total bonds, notes & other debt instruments (cost: $8,038,964,000)		8,171,087

Common stocks 0.01%	Shares
Consumer discretionary 0.01%
MYT Holding Co., Class B8,11	130,350	724
NMG Parent LLC[8,11]	967	130
NMG Parent LLC[3,8,11]	182	22

Total common stocks (cost: $1,012,000)		876

Preferred securities 0.00%
Consumer discretionary 0.00%
MYT Holding LLC, Series A, preferred shares	224,416	229

Total preferred securities (cost: $201,000)		229

Rights & warrants 0.00%
Consumer discretionary 0.00%
NMG Parent LLC, warrants, expire 2027[8,11]	4,602	105

Total rights & warrants (cost: $28,000)		105

Short-term securities 9.27%
Money market investments 9.27%
Capital Group Central Cash Fund 0.04%[12,13]	8,361,046	836,105

Total short-term securities (cost: $836,147,000)		836,105
Total investment securities 99.85% (cost: $8,876,352,000)		9,008,402
Other assets less liabilities 0.15%		13,791

Net assets 100.00%		$9,022,193

Futures contracts

		Number of		Notional amount [14]	Value at 6/30/2021 [15]	Unrealized (depreciation) appreciation at 6/30/2021
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Long	31,977	December 2022	$7,994,250	$7,952,680	$(1,000)
90 Day BAX Futures	Long	1,774	December 2022	C$443,500	353,465	54
90 Day Euro Dollar Futures	Long	38,723	June 2023	$9,680,750	9,605,240	(14,602)
90 Day Euro Dollar Futures	Long	17,521	September 2023	4,380,250	4,336,448	(7,759)
90 Day Euro Dollar Futures	Short	67,055	December 2024	(16,763,750)	(16,504,750)	(13,602)
5 Year Euro-Bobl Futures	Short	6,187	September 2021	€(618,700)	(984,156)	(1,067)
5 Year U.S. Treasury Note Futures	Short	8,049	October 2021	$(804,900)	(993,486)	1,322
10 Year Euro-Bund Futures	Long	1,895	September 2021	€189,500	387,854	2,066
10 Year U.S. Treasury Note Futures	Short	2,963	September 2021	$(296,300)	(392,597)	1,021
10 Year Ultra U.S. Treasury Note Futures	Short	7,956	September 2021	(795,600)	(1,171,148)	(15,916)
20 Year U.S. Treasury Bond Futures	Long	818	September 2021	81,800	131,494	3,419
30 Year Euro-Buxl Futures	Long	1,099	September 2021	€109,900	264,850	4,456
30 Year Ultra U.S. Treasury Bond Futures	Short	2,001	September 2021	$(200,100)	(385,568)	221
						$(41,387)

16	American Funds Strategic Bond Fund

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2021 (000)
Purchases (000)	Sales (000)
USD169,039	CAD204,027	Morgan Stanley	7/12/2021	$4,449
USD169,021	CAD204,027	Citibank	7/12/2021	4,431
USD163,624	IDR2,340,400,000	Citibank	7/12/2021	3,043
USD129,569	PHP6,192,100	HSBC Bank	7/12/2021	2,885
USD126,264	PHP6,036,700	JPMorgan Chase	7/12/2021	2,760
USD60,350	COP218,224,000	Morgan Stanley	7/12/2021	2,237
USD44,080	CAD53,680	Morgan Stanley	7/12/2021	776
USD53,381	MXN1,058,100	Goldman Sachs	7/12/2021	381
CAD93,953	NZD108,000	HSBC Bank	7/12/2021	301
COP255,715,000	USD70,718	Morgan Stanley	7/12/2021	(2,621)
COP375,840,800	USD103,935	Citibank	7/12/2021	(3,849)
COP403,583,200	USD111,618	Barclays Bank PLC	7/12/2021	(4,144)
USD114,302	EUR94,418	Citibank	7/16/2021	2,308
USD72,020	AUD93,532	Goldman Sachs	7/16/2021	1,870
USD71,961	AUD93,532	Morgan Stanley	7/16/2021	1,810
USD70,907	AUD92,136	Citibank	7/16/2021	1,804
USD35,942	MXN713,366	HSBC Bank	7/16/2021	227
USD5,589	GBP3,959	Morgan Stanley	7/16/2021	112
USD3,909	SEK32,500	HSBC Bank	7/16/2021	111
USD4,483	SGD5,945	Citibank	7/16/2021	62
JPY2,277,185	USD20,749	Goldman Sachs	7/16/2021	(249)
NOK753,750	USD86,873	Morgan Stanley	7/19/2021	678
USD8,183	KRW9,269,600	Standard Chartered Bank	7/20/2021	(19)
USD192,746	CNH1,245,200	HSBC Bank	7/21/2021	532
JPY1,831,000	EUR13,890	JPMorgan Chase	7/21/2021	6
EUR4,482	MXN110,000	Goldman Sachs	7/21/2021	(187)
JPY11,763,839	USD106,557	Goldman Sachs	7/21/2021	(648)
JPY19,481,000	USD176,795	Morgan Stanley	7/21/2021	(1,409)
USD14,489	CLP10,558,000	Citibank	7/22/2021	121
USD98,780	GBP71,425	Citibank	7/22/2021	(29)
USD63,043	ZAR906,875	Standard Chartered Bank	7/22/2021	(286)
RUB8,750,000	USD120,455	Citibank	7/22/2021	(1,263)
USD23,550	BRL117,230	Standard Chartered Bank	7/27/2021	49
EUR58,395	USD69,704	Goldman Sachs	7/28/2021	(421)
USD9,751	INR720,000	Bank of New York Mellon	9/23/2021	170
				$15,998

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date		Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2021 (000)
2.5775%	U.S. EFFR	7/16/2022		$228,977	$5,765	$—	$5,765
2.10125%	U.S. EFFR	1/12/2023		36,000	1,089	—	1,089
2.045%	3-month USD-LIBOR	3/24/2023		53,800	1,650	—	1,650
2.55%	U.S. EFFR	4/26/2023		50,000	2,167	—	2,167
2.5815%	U.S. EFFR	5/25/2023		96,000	4,376	—	4,376
1.8875%	3-month USD-LIBOR	6/7/2023		33,600	1,024	—	1,024
1.569%	3-month USD-LIBOR	7/6/2023		40,500	997	—	997
1.615%	3-month USD-LIBOR	8/18/2023		73,000	1,824	—	1,824
3-month USD-LIBOR	3.09009%	10/31/2023		58,020	(3,640)	—	(3,640)
2.42%	3-month USD-LIBOR	11/18/2023		50,000	1,957	—	1,957
0.204%	U.S. EFFR	2/26/2024		988,000	(3,958)	—	(3,958)
0.2405%	U.S. EFFR	3/1/2024		466,800	(1,446)	—	(1,446)
U.S. EFFR	0.11%	5/18/2024		587,300	3,897	—	3,897
6.23%	28-day MXN-TIIE	3/28/2025	MXN	1,051,500	(348)	—	(348)
3-month USD-LIBOR	1.867%	7/11/2025		$84,400	(2,202)	—	(2,202)

American Funds Strategic Bond Fund	17

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date		Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2021 (000)
(0.445)%	6-month EURIBOR	12/3/2025		€448,100	$(3,507)	$—	$(3,507)
(0.452)%	6-month EURIBOR	12/3/2025		448,100	(3,674)	—	(3,674)
3-month SEK-STIBOR	0.154%	2/5/2026	SKr	958,800	955	—	955
3-month SEK-STIBOR	0.159%	2/8/2026		961,800	939	—	939
3-month SEK-STIBOR	0.1625%	2/8/2026		957,200	917	—	917
3-month SEK-STIBOR	0.175%	2/9/2026		1,501,900	1,339	—	1,339
3-month SEK-STIBOR	0.179%	2/9/2026		750,800	653	—	653
3-month SEK-STIBOR	0.185%	2/11/2026		753,100	635	—	635
3-month SEK-STIBOR	0.189%	2/11/2026		753,100	618	—	618
5.39%	28-day MXN-TIIE	3/6/2026	MXN	390,000	(940)	—	(940)
5.395%	28-day MXN-TIIE	3/6/2026		1,310,000	(3,145)	—	(3,145)
5.43%	28-day MXN-TIIE	3/10/2026		660,000	(1,540)	—	(1,540)
5.455%	28-day MXN-TIIE	3/11/2026		255,000	(582)	—	(582)
5.4167%	28-day MXN-TIIE	3/11/2026		780,000	(1,843)	—	(1,843)
5.55%	28-day MXN-TIIE	3/12/2026		250,000	(522)	—	(522)
5.50%	28-day MXN-TIIE	3/12/2026		330,000	(723)	—	(723)
5.6275%	28-day MXN-TIIE	3/12/2026		505,000	(973)	—	(973)
5.63%	28-day MXN-TIIE	3/13/2026		256,000	(492)	—	(492)
5.62%	28-day MXN-TIIE	3/13/2026		385,000	(748)	—	(748)
5.6412%	28-day MXN-TIIE	3/13/2026		579,000	(1,100)	—	(1,100)
6.20%	28-day MXN-TIIE	3/19/2026		283,000	(210)	—	(210)
6.17%	28-day MXN-TIIE	3/19/2026		286,000	(231)	—	(231)
6.105%	28-day MXN-TIIE	3/19/2026		274,000	(258)	—	(258)
6.08%	28-day MXN-TIIE	3/19/2026		292,000	(290)	—	(290)
6.05%	28-day MXN-TIIE	3/19/2026		286,500	(303)	—	(303)
6.03%	28-day MXN-TIIE	3/19/2026		1,305,000	(1,432)	—	(1,432)
6.08%	28-day MXN-TIIE	3/20/2026		282,500	(281)	—	(281)
6-month JPY-LIBOR	0.1277%	3/24/2026		¥500,000	(29)	—	(29)
6.35%	28-day MXN-TIIE	6/12/2026	MXN	431,000	(219)	—	(219)
6.3967%	28-day MXN-TIIE	6/15/2026		438,000	(179)	—	(179)
6.435%	28-day MXN-TIIE	6/15/2026		585,000	(190)	—	(190)
6.42%	28-day MXN-TIIE	6/15/2026		868,000	(310)	—	(310)
6.49%	28-day MXN-TIIE	6/16/2026		289,000	(59)	—	(59)
6.5375%	28-day MXN-TIIE	6/17/2026		217,000	(22)	—	(22)
6.50%	28-day MXN-TIIE	6/17/2026		210,300	(39)	—	(39)
6.55%	28-day MXN-TIIE	6/17/2026		657,000	(49)	—	(49)
6.47%	28-day MXN-TIIE	6/17/2026		214,800	(54)	—	(54)
6.55%	28-day MXN-TIIE	6/18/2026		212,600	(16)	—	(16)
6.50%	28-day MXN-TIIE	6/18/2026		420,500	(78)	—	(78)
6.69%	28-day MXN-TIIE	6/19/2026		572,500	131	—	131
6.715%	28-day MXN-TIIE	6/19/2026		427,800	121	—	121
6.71%	28-day MXN-TIIE	6/19/2026		286,200	78	—	78
6.65%	28-day MXN-TIIE	6/19/2026		286,200	41	—	41
6.633%	28-day MXN-TIIE	6/25/2026		620,300	58	—	58
6.6175%	28-day MXN-TIIE	6/25/2026		596,500	36	—	36
6.64%	28-day MXN-TIIE	6/25/2026		224,900	24	—	24
6.59%	28-day MXN-TIIE	6/25/2026		139,200	— [16]	—	— [16]
6.585%	28-day MXN-TIIE	6/25/2026		182,900	(2)	—	(2)
6.58%	28-day MXN-TIIE	6/25/2026		149,500	(3)	—	(3)
6-month JPY-LIBOR	(0.0823)%	7/11/2026		¥1,200,000	41	—	41
2.91%	3-month USD-LIBOR	2/1/2028		$19,100	1,355	—	1,355
2.908%	3-month USD-LIBOR	2/1/2028		19,100	1,353	—	1,353
2.925%	3-month USD-LIBOR	2/1/2028		15,300	1,096	—	1,096
2.92%	3-month USD-LIBOR	2/2/2028		14,500	1,035	—	1,035
3-month USD-LIBOR	1.1655%	3/4/2028		199,000	(40)	—	(40)
U.S. EFFR	2.438%	1/11/2029		44,000	(4,543)	—	(4,543)
28-day MXN-TIIE	6.95%	3/22/2030	MXN	636,500	(76)	—	(76)
3-month USD-LIBOR	2.679%	4/14/2030		$4,800	(543)	—	(543)
U.S. EFFR	0.666%	11/19/2030		153,800	7,094	—	7,094
3-month USD-LIBOR	2.35%	3/24/2031		11,700	(1,034)	—	(1,034)
3-month USD-LIBOR	2.22%	6/7/2031		7,300	(559)	—	(559)

18	American Funds Strategic Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2021 (000)
3-month USD-LIBOR	1.8929%	7/6/2031	$8,700	$(392)	$—	$(392)
3-month USD-LIBOR	1.87%	8/18/2031	15,500	(632)	—	(632)
3-month USD-LIBOR	2.57%	11/18/2031	11,000	(1,127)	—	(1,127)
3-month USD-LIBOR	2.986%	2/1/2038	9,200	(745)	—	(745)
3-month USD-LIBOR	2.9625%	2/1/2038	11,400	(900)	—	(900)
3-month USD-LIBOR	2.963%	2/1/2038	11,500	(908)	—	(908)
3-month USD-LIBOR	2.967%	2/2/2038	8,900	(706)	—	(706)
3.1675%	3-month USD-LIBOR	9/27/2048	29,000	9,311	—	9,311
U.S. EFFR	0.6193%	4/6/2050	12,600	2,780	—	2,780
U.S. EFFR	0.60602%	4/6/2050	5,800	1,298	—	1,298
U.S. EFFR	0.61692%	4/6/2050	5,200	1,150	—	1,150
6-month EURIBOR	0.0897%	6/4/2050	€16,100	2,083	—	2,083
6-month EURIBOR	0.006%	12/3/2050	74,200	11,781	—	11,781
6-month EURIBOR	0.0175%	12/3/2050	74,200	11,494	—	11,494
6-month EURIBOR	0.068%	1/15/2051	39,980	5,526	—	5,526
					$—	$40,846

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2021 (000)
ITRX.EUR.IG.35	1.00%/Quarterly	6/20/2026	$1,000	$(32)	$(28)	$(4)
CDX.NA.IG.36	1.00%/Quarterly	6/20/2026	1,842,795	(46,797)	(43,992)	(2,805)
CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	460,263	(46,964)	(41,067)	(5,897)
					$(85,087)	$(8,706)

Investments in affiliates13

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2021 (000)	Dividend income (000)
Short-term securities 9.27%
Money market investments 9.27%
Capital Group Central Cash Fund 0.04%[12]	$551,579	$4,316,976	$4,032,356	$(34)	$(60)	$836,105	$233

American Funds Strategic Bond Fund	19

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $208,085,000, which represented 2.31% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,737,747,000, which represented 19.26% of the net assets of the fund.
[4]	Step bond; coupon rate may change at a later date.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $12,638,000, which represented .14% of the net assets of the fund.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $111,097,000, which represented 1.23% of the net assets of the fund.
[9]	Value determined using significant unobservable inputs.
[10]	Purchased on a TBA basis.
[11]	Security did not produce income during the last 12 months.
[12]	Rate represents the seven-day yield at 6/30/2021.
[13]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[14]	Notional amount is calculated based on the number of contracts and notional contract size.
[15]	Value is calculated based on the notional amount and current market price.
[16]	Amount less than one thousand.

Key to abbreviations and symbols

AUD = Australian dollars

Auth. = Authority

BRL = Brazilian reais

CAD/C$ = Canadian dollars

CLO = Collateralized Loan Obligations

CLP = Chilean pesos

CNH/CNY = Chinese yuan renminbi

COP = Colombian pesos

DAC = Designated Activity Company

Dev. = Development

Econ. = Economic

EFFR = Effective Federal Funds Rate

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

Facs. = Facilities

Fin. = Finance

G.O. = General Obligation

GBP/£ = British pounds

GHS = Ghanaian cedi

IDR = Indonesian rupiah

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

NOK = Norwegian kroner

NZD = New Zealand dollars

PHP = Philippine pesos

Ref. = Refunding

Rev. = Revenue

RUB = Russian rubles

SEK/SKr = Swedish kronor

SGD = Singapore dollars

SOFR = Secured Overnight Financing Rate

STIBOR = Stockholm Interbank Offered Rate

TBA = To-be-announced

TIIE = Equilibrium Interbank Interest Rate

USD/$ = U.S. dollars

ZAR = South African rand

See notes to financial statements.

20	American Funds Strategic Bond Fund

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2021	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $8,040,205)	$8,172,297
Affiliated issuers (cost: $836,147)	836,105	$9,008,402
Cash		30,015
Cash denominated in currencies other than U.S. dollars (cost: $1)		1
Unrealized appreciation on open forward currency contracts		31,123
Receivables for:
Sales of investments	361,574
Sales of fund’s shares	26,456
Dividends and interest	46,290
Variation margin on futures contracts	6,290
Variation margin on swap contracts	5,674	446,284
		9,515,825
Liabilities:
Unrealized depreciation on open forward currency contracts		15,125
Payables for:
Purchases of investments	436,768
Repurchases of fund’s shares	18,952
Investment advisory services	2,212
Services provided by related parties	855
Trustees’ deferred compensation	13
Variation margin on futures contracts	14,659
Variation margin on swap contracts	4,898
Other	150	478,507
Net assets at June 30, 2021		$9,022,193

Net assets consist of:
Capital paid in on shares of beneficial interest		$9,036,072
Total accumulated loss		(13,879)
Net assets at June 30, 2021		$9,022,193

See notes to financial statements.

American Funds Strategic Bond Fund	21

Financial statements (continued)

Statement of assets and liabilities	unaudited
at June 30, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (792,621 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$1,902,963	167,253	$11.38
Class C	110,558	9,770	11.32
Class T	11	1	11.39
Class F-1	299,877	26,386	11.36
Class F-2	2,621,158	230,258	11.38
Class F-3	1,006,365	88,444	11.38
Class 529-A	76,445	6,725	11.37
Class 529-C	8,843	781	11.32
Class 529-E	4,122	362	11.37
Class 529-T	13	1	11.39
Class 529-F-1	10	1	11.38
Class 529-F-2	23,204	2,040	11.38
Class 529-F-3	10	1	11.38
Class R-1	1,364	120	11.36
Class R-2	6,493	573	11.34
Class R-2E	1,280	113	11.37
Class R-3	7,897	695	11.36
Class R-4	7,295	641	11.37
Class R-5E	1,979	174	11.39
Class R-5	3,746	329	11.39
Class R-6	2,938,560	257,953	11.39

See notes to financial statements.

22	American Funds Strategic Bond Fund

Financial statements (continued)

Statement of operations	unaudited
for the six months ended June 30, 2021	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $26)	$103,072
Dividends (includes $233 from affiliates)	283	$103,355
Fees and expenses*:
Investment advisory services	11,437
Distribution services	3,829
Transfer agent services	2,133
Administrative services	1,050
Reports to shareholders	95
Registration statement and prospectus	1,250
Trustees’ compensation	10
Auditing and legal	5
Custodian	73
Other	80
Total fees and expenses before waiver/reimbursements	19,962
Less waiver/reimbursements of fees and expenses:
Investment advisory services waiver	421
Transfer agent services reimbursement	— †
Miscellaneous fee reimbursement	101
Total fees and expenses after waiver/reimbursements		19,440
Net investment income		83,915

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(133,768)
Affiliated issuers	(34)
Futures contracts	33,381
Forward currency contracts	(22,372)
Swap contracts	3,021
Currency transactions	(361)	(120,133)
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $96):
Unaffiliated issuers	(32,018)
Affiliated issuers	(60)
Futures contracts	(44,308)
Forward currency contracts	18,218
Swap contracts	24,705
Currency translations	(39)	(33,502)
Net realized loss and unrealized depreciation		(153,635)

Net decrease in net assets resulting from operations		$(69,720)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

American Funds Strategic Bond Fund	23

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended June 30, 2021*	Year ended December 31, 2020
Operations:
Net investment income	$83,915	$43,582
Net realized (loss) gain	(120,133)	114,593
Net unrealized (depreciation) appreciation	(33,502)	159,960
Net (decrease) increase in net assets resulting from operations	(69,720)	318,135

Distributions paid to shareholders	(66,177)	(189,620)

Net capital share transactions	3,459,367	4,566,305

Total increase in net assets	3,323,470	4,694,820

Net assets:
Beginning of period	5,698,723	1,003,903
End of period	$9,022,193	$5,698,723

*	Unaudited.

See notes to financial statements.

24	American Funds Strategic Bond Fund

Notes to financial statements	unaudited

1. Organization

American Funds Strategic Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, nondiversified management investment company. The fund seeks to provide maximum total return consistent with preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

American Funds Strategic Bond Fund	25

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

26	American Funds Strategic Bond Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$4,135,126	$—	$4,135,126
Corporate bonds, notes & loans	—	2,526,531	—	2,526,531
Bonds & notes of governments & government agencies outside the U.S.	—	770,915	—	770,915
Mortgage-backed obligations	—	228,711	58,471	287,182
Asset-backed obligations	—	276,735	—	276,735
Municipals	—	156,420	—	156,420
Federal agency bonds & notes	—	18,178	—	18,178
Common stocks	—	876	—	876
Preferred securities	—	229	—	229
Rights & warrants	—	105	—	105
Short-term securities	836,105	—	—	836,105
Total	$836,105	$8,113,826	$58,471	$9,008,402

American Funds Strategic Bond Fund	27

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$12,559	$—	$—	$12,559
Unrealized appreciation on open forward currency contracts	—	31,123	—	31,123
Unrealized appreciation on interest rate swaps	—	88,688	—	88,688
Liabilities:
Unrealized depreciation on futures contracts	(53,946)	—	—	(53,946)
Unrealized depreciation on open forward currency contracts	—	(15,125)	—	(15,125)
Unrealized depreciation on interest rate swaps	—	(47,842)	—	(47,842)
Unrealized depreciation on credit default swaps	—	(8,706)	—	(8,706)
Total	$(41,387)	$48,138	$—	$6,751

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

28	American Funds Strategic Bond Fund

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates —i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

American Funds Strategic Bond Fund	29

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

30	American Funds Strategic Bond Fund

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $16,037,716,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $1,843,235,000.

American Funds Strategic Bond Fund	31

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $7,587,059,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $896,032,000.

32	American Funds Strategic Bond Fund

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2021 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$12,559	Unrealized depreciation*	$53,946
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	31,123	Unrealized depreciation on open forward currency contracts	15,125
Swap	Interest	Unrealized appreciation*	88,688	Unrealized depreciation*	47,842
Swap	Credit	Unrealized appreciation*	—	Unrealized depreciation*	8,706
			$132,370		$125,619

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$33,381	Net unrealized depreciation on futures contracts	$(44,308)
Forward currency	Currency	Net realized loss on forward currency contracts	(22,372)	Net unrealized appreciation on forward currency contracts	18,218
Swap	Interest	Net realized gain on swap contracts	29,660	Net unrealized appreciation on swap contracts	19,158
Swap	Credit	Net realized loss on swap contracts	(26,639)	Net unrealized appreciation on swap contracts	5,547
			$14,030		$(1,385)

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

American Funds Strategic Bond Fund	33

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2021, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of New York Mellon	$170	$—	$(15)	$—	$155
Citibank	11,769	(5,141)	—	(5,996)	632
Goldman Sachs	2,251	(1,505)	—	(746)	—
HSBC Bank	4,056	—	(3,264)	—	792
JPMorgan Chase	2,766	—	—	(1,951)	815
Morgan Stanley	10,062	(4,030)	—	(6,032)	—
Standard Chartered Bank	49	(49)	—	—	—
Total	$31,123	$(10,725)	$(3,279)	$(14,725)	$2,394
Liabilities:
Barclays Bank PLC	$4,144	$—	$(4,144)	$—	$—
Citibank	5,141	(5,141)	—	—	—
Goldman Sachs	1,505	(1,505)	—	—	—
Morgan Stanley	4,030	(4,030)	—	—	—
Standard Chartered Bank	305	(49)	(213)	—	43
Total	$15,125	$(10,725)	$(4,357)	$—	$43

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

34	American Funds Strategic Bond Fund

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$674
Late year ordinary loss deferral[1]	(47,166)
Post-October capital loss deferral[1]	(5,980)

[1]	These deferrals are considered incurred in the subsequent year.

As of June 30, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$335,246
Gross unrealized depreciation on investments	(195,988)
Net unrealized appreciation on investments	139,258
Cost of investments	8,960,982

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2021					Year ended December 31, 2020
Share class	Ordinary income[2]		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$13,811		$—	$13,811		$54,064		$3,419		$57,483
Class C	428		—	428		3,433		257		3,690
Class T	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	2,189		—	2,189		8,699		576		9,275
Class F-2	20,158		—	20,158		54,224		3,452		57,676
Class F-3	8,184		—	8,184		16,577		1,064		17,641
Class 529-A	552		—	552		2,299		143		2,442
Class 529-C	33		—	33		261		19		280
Class 529-E	28		—	28		134		9		143
Class 529-T	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	—	[3]	233		—	[3]	233
Class 529-F-2[4]	195		—	195		552		43		595
Class 529-F-3[4]	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class R-1	6		—	6		39		3		42
Class R-2	26		—	26		199		14		213
Class R-2E	7		—	7		32		2		34
Class R-3	49		—	49		243		16		259
Class R-4	60		—	60		235		14		249
Class R-5E	15		—	15		55		3		58
Class R-5	33		—	33		104		6		110
Class R-6	20,403		—	20,403		36,653		2,544		39,197
Total	$66,177		$—	$66,177		$178,036		$11,584		$189,620

[2]	All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2021.
[3]	Amount less than one thousand.
[4]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

American Funds Strategic Bond Fund	35

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.447% on the first $1.5 billion of daily net assets and decreasing to 0.310% on such assets in excess of $1.5 billion. On March 10, 2021, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2021, decreasing the annual rate to 0.285%, 0.270% and 0.255% on daily net assets in excess of $2.5 billion, $4.0 billion and $6.5 billion, respectively. CRMC waived investment advisory services fees of $421,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver. As a result, the fees shown on the statement of operations of $11,437,000, which were equivalent to an annualized rate of 0.327% of average daily net assets, were reduced to $11,016,000, which were equivalent to an annualized rate of 0.315% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2021, unreimbursed expenses subject to reimbursement totaled $1,256,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended June 30, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

36	American Funds Strategic Bond Fund

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended June 30, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$2,673	$755		$267		Not applicable
Class C	583	49		18		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	369	174		44		Not applicable
Class F-2	Not applicable	1,085		305		Not applicable
Class F-3	Not applicable	4		116		Not applicable
Class 529-A	86	28		11		$22
Class 529-C	44	4		1		3
Class 529-E	11	1		1		1
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	6		3		6
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	7	—	*	—	*	Not applicable
Class R-2	24	10		1		Not applicable
Class R-2E	3	1		—	*	Not applicable
Class R-3	20	5		1		Not applicable
Class R-4	9	3		1		Not applicable
Class R-5E	Not applicable	1		—	*	Not applicable
Class R-5	Not applicable	1		1		Not applicable
Class R-6	Not applicable	6		280		Not applicable
Total class-specific expenses	$3,829	$2,133		$1,050		$32

*	Amount less than one thousand.

Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund during its startup period. For the six months ended June 30, 2021, total fees and expenses reimbursed by CRMC were $101,000. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $10,000 in the fund’s statement of operations reflects $9,000 in current fees (either paid in cash or deferred) and a net increase of $1,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

American Funds Strategic Bond Fund	37

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $23,419,000 and $4,758,000, respectively, which generated $204,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2021.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class A	$544,940	47,788	$13,727		1,217		$(291,615)	(25,659)	$267,052	23,346
Class C	25,269	2,223	427		38		(36,623)	(3,245)	(10,927)	(984)
Class T	—	—	—		—		—	—	—	—
Class F-1	156,184	13,705	2,187		194		(139,514)	(12,268)	18,857	1,631
Class F-2	1,574,068	138,386	20,095		1,779		(610,676)	(53,686)	983,487	86,479
Class F-3	588,110	51,634	8,138		721		(123,890)	(10,912)	472,358	41,443
Class 529-A	18,826	1,651	552		49		(10,524)	(924)	8,854	776
Class 529-C	1,388	122	33		3		(1,441)	(127)	(20)	(2)
Class 529-E	1,159	101	28		2		(1,469)	(130)	(282)	(27)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-2	4,700	413	194		17		(2,118)	(184)	2,776	246
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class R-1	299	26	6		1		(331)	(29)	(26)	(2)
Class R-2	1,508	133	26		3		(1,820)	(160)	(286)	(24)
Class R-2E	409	36	6		1		(209)	(18)	206	19
Class R-3	2,624	230	49		4		(2,390)	(210)	283	24
Class R-4	2,808	247	60		5		(2,133)	(188)	735	64
Class R-5E	791	70	15		1		(412)	(36)	394	35
Class R-5	1,216	108	18		1		(536)	(47)	698	62
Class R-6	1,715,374	151,650	20,299		1,793		(20,465)	(1,786)	1,715,208	151,657
Total net increase (decrease)	$4,639,673	408,523	$65,860		5,829		$(1,246,166)	(109,609)	$3,459,367	304,743

38	American Funds Strategic Bond Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2020

Class A	$1,130,093	97,728	$57,218		4,924		$(272,034)	(23,811)	$915,277	78,841
Class C	109,118	9,452	3,676		318		(27,584)	(2,412)	85,210	7,358
Class T	—	—	—		—		—	—	—	—
Class F-1	352,133	30,164	9,268		796		(87,326)	(7,427)	274,075	23,533
Class F-2	1,871,829	160,618	57,446		4,926		(396,836)	(33,813)	1,532,439	131,731
Class F-3	489,678	41,844	17,565		1,509		(49,936)	(4,340)	457,307	39,013
Class 529-A	39,615	3,445	2,441		211		(11,043)	(968)	31,013	2,688
Class 529-C	4,418	387	280		24		(5,405)	(469)	(707)	(58)
Class 529-E	3,149	271	142		12		(942)	(84)	2,349	199
Class 529-T	—	—	1		—	[2]	—	—	1	— [2]
Class 529-F-1	8,625	780	233		21		(24,456)	(2,084)	(15,598)	(1,283)
Class 529-F-2[3]	23,058	1,956	593		51		(2,531)	(213)	21,120	1,794
Class 529-F-3[3]	10	1	—	[2]	—	[2]	—	—	10	1
Class R-1	806	72	42		4		(1,590)	(147)	(742)	(71)
Class R-2	5,055	444	213		18		(2,199)	(192)	3,069	270
Class R-2E	1,086	96	34		3		(203)	(17)	917	82
Class R-3	5,658	486	259		22		(2,539)	(221)	3,378	287
Class R-4	4,233	362	247		21		(1,969)	(172)	2,511	211
Class R-5E	1,552	135	58		5		(518)	(44)	1,092	96
Class R-5	2,649	226	68		6		(918)	(78)	1,799	154
Class R-6	1,230,931	103,644	39,197		3,359		(18,343)	(1,654)	1,251,785	105,349
Total net increase (decrease)	$5,283,696	452,111	$188,981		16,230		$(906,372)	(78,146)	$4,566,305	390,195

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $3,444,465,000 and $2,079,224,000, respectively, during the six months ended June 30, 2021.

American Funds Strategic Bond Fund	39

Financial highlights

		(Loss) income from investment operations[1]			Dividends, distributions and return of capital
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
6/30/2021[5,6]	$11.68	$.12	$(.33)	$(.21)	$(.09)	$—	$—	$(.09)	$11.38	(1.83)%[7]		$1,903		.79%[8]		.77%[8]		2.13%[8]
12/31/2020	10.28	.15	1.70	1.85	(.22)	(.23)	—	(.45)	11.68	18.09		1,681		.85		.83		1.33
12/31/2019	9.83	.23	.54	.77	(.10)	(.22)	—	(.32)	10.28	7.84		669		.96		.95		2.28
12/31/2018	10.15	.32	(.29)	.03	(.35)	—	—	(.35)	9.83	.27		395		1.01		.97		3.18
12/31/2017	10.05	.24	.08	.32	(.11)	(.10)	(.01)	(.22)	10.15	3.23		378		1.09		1.02		2.38
12/31/2016[5,9]	10.00	.15	.05	.20	(.05)	(.10)	—	(.15)	10.05	1.87	[7,10]	197		1.03	[8,10]	1.02	[8,10]	1.89	[8,10]
Class C:
6/30/2021[5,6]	11.61	.08	(.33)	(.25)	(.04)	—	—	(.04)	11.32	(2.13)[7]		111		1.49	[8]	1.47	[8]	1.39	[8]
12/31/2020	10.23	.07	1.69	1.76	(.15)	(.23)	—	(.38)	11.61	17.16		125		1.54		1.53		.62
12/31/2019	9.80	.16	.53	.69	(.04)	(.22)	—	(.26)	10.23	7.13		35		1.67		1.66		1.56
12/31/2018	10.12	.24	(.29)	(.05)	(.27)	—	—	(.27)	9.80	(.52)		21		1.81		1.77		2.37
12/31/2017	10.02	.17	.07	.24	(.03)	(.10)	(.01)	(.14)	10.12	2.42		22		1.84		1.77		1.63
12/31/2016[5,9]	10.00	.07	.06	.13	(.01)	(.10)	—	(.11)	10.02	1.32	[7]	11		1.78	[8]	1.77	[8]	.84	[8]
Class T:
6/30/2021[5,6]	11.69	.13	(.33)	(.20)	(.10)	—	—	(.10)	11.39	(1.78)[7,10]		—	[11]	.50	[8,10]	.47	[8,10]	2.39	[8,10]
12/31/2020	10.28	.18	1.71	1.89	(.25)	(.23)	—	(.48)	11.69	18.37	[10]	—	[11]	.58	[10]	.56	[10]	1.61	[10]
12/31/2019	9.83	.26	.54	.80	(.13)	(.22)	—	(.35)	10.28	8.22	[10]	—	[11]	.69	[10]	.68	[10]	2.57	[10]
12/31/2018	10.15	.34	(.30)	.04	(.36)	—	—	(.36)	9.83	.46	[10]	—	[11]	.82	[10]	.77	[10]	3.37	[10]
12/31/2017[5,12]	10.16	.20	— [13]	.20	(.10)	(.10)	(.01)	(.21)	10.15	1.99	[7,10]	—	[11]	.79	[8,10]	.71	[8,10]	2.71	[8,10]
Class F-1:
6/30/2021[5,6]	11.66	.12	(.34)	(.22)	(.08)	—	—	(.08)	11.36	(1.84)[7]		300		.77	[8]	.75	[8]	2.13	[8]
12/31/2020	10.28	.15	1.69	1.84	(.23)	(.23)	—	(.46)	11.66	18.02		289		.79		.78		1.30
12/31/2019	9.82	.24	.54	.78	(.10)	(.22)	—	(.32)	10.28	7.94		13		.95		.95		2.29
12/31/2018	10.14	.31	(.30)	.01	(.33)	—	—	(.33)	9.82	.16		8		1.10		1.06		3.08
12/31/2017	10.04	.24	.07	.31	(.10)	(.10)	(.01)	(.21)	10.14	3.11		10		1.12		1.05		2.37
12/31/2016[5,9]	10.00	.14	.05	.19	(.05)	(.10)	—	(.15)	10.04	1.87	[7]	3		1.06	[8]	1.05	[8]	1.73	[8]
Class F-2:
6/30/2021[5,6]	11.68	.14	(.34)	(.20)	(.10)	—	—	(.10)	11.38	(1.70	)7	2,621		.51	[8]	.49	[8]	2.45	[8]
12/31/2020	10.28	.19	1.69	1.88	(.25)	(.23)	—	(.48)	11.68	18.31		1,680		.53		.52		1.58
12/31/2019	9.83	.26	.54	.80	(.13)	(.22)	—	(.35)	10.28	8.23		124		.67		.66		2.56
12/31/2018	10.15	.34	(.29)	.05	(.37)	—	—	(.37)	9.83	.48		70		.80		.76		3.39
12/31/2017	10.04	.27	.08	.35	(.13)	(.10)	(.01)	(.24)	10.15	3.47		66		.85		.79		2.61
12/31/2016[5,9]	10.00	.15	.06	.21	(.07)	(.10)	—	(.17)	10.04	2.03	[7]	42		.80	[8]	.79	[8]	1.80	[8]
Class F-3:
6/30/2021[5,6]	11.68	.15	(.34)	(.19)	(.11)	—	—	(.11)	11.38	(1.65)[7]		1,006		.40	[8]	.39	[8]	2.58	[8]
12/31/2020	10.28	.20	1.69	1.89	(.26)	(.23)	—	(.49)	11.68	18.51		549		.45		.44		1.69
12/31/2019	9.82	.28	.54	.82	(.14)	(.22)	—	(.36)	10.28	8.34		82		.56		.56		2.68
12/31/2018	10.14	.35	(.30)	.05	(.37)	—	—	(.37)	9.82	.57		30		.71		.67		3.48
12/31/2017[5,14]	10.10	.27	.02	.29	(.14)	(.10)	(.01)	(.25)	10.14	2.85	[7]	23		.70	[8]	.62	[8]	2.81	[8]
Class 529-A:
6/30/2021[5,6]	11.67	.12	(.34)	(.22)	(.08)	—	—	(.08)	11.37	(1.83)[7]		76		.78	[8]	.76	[8]	2.14	[8]
12/31/2020	10.27	.15	1.70	1.85	(.22)	(.23)	—	(.45)	11.67	18.13		69		.84		.82		1.35
12/31/2019	9.82	.23	.54	.77	(.10)	(.22)	—	(.32)	10.27	7.83		33		.96		.95		2.28
12/31/2018	10.14	.32	(.30)	.02	(.34)	—	—	(.34)	9.82	.25		18		1.03		.98		3.17
12/31/2017	10.04	.24	.07	.31	(.10)	(.10)	(.01)	(.21)	10.14	3.05		14		1.19		1.12		2.30
12/31/2016[5,9]	10.00	.12	.07	.19	(.05)	(.10)	—	(.15)	10.04	1.83	[7]	4		1.16	[8]	1.15	[8]	1.48	[8]

See end of table for footnotes.

40	American Funds Strategic Bond Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends, distributions and return of capital
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
6/30/2021[5,6]	$11.62	$.08	$(.34)	$(.26)	$(.04)	$—	$—	$(.04)	$11.32	(2.22)%[7]		$9		1.54%[8]		1.52%[8]		1.36%[8]
12/31/2020	10.23	.07	1.68	1.75	(.13)	(.23)	—	(.36)	11.62	17.17		9		1.63		1.61		.59
12/31/2019	9.80	.15	.53	.68	(.03)	(.22)	—	(.25)	10.23	7.09		9		1.73		1.72		1.50
12/31/2018	10.12	.23	(.28)	(.05)	(.27)	—	—	(.27)	9.80	(.62)		6		1.86		1.81		2.33
12/31/2017	10.02	.16	.08	.24	(.03)	(.10)	(.01)	(.14)	10.12	2.35		4		1.90		1.83		1.58
12/31/2016[5,9]	10.00	.05	.09	.14	(.02)	(.10)	—	(.12)	10.02	1.32	[7]	2		1.82	[8]	1.81	[8]	.63	[8]
Class 529-E:
6/30/2021[5,6]	11.67	.11	(.34)	(.23)	(.07)	—	—	(.07)	11.37	(1.94)[7]		4		.99	[8]	.98	[8]	1.88	[8]
12/31/2020	10.27	.13	1.70	1.83	(.20)	(.23)	—	(.43)	11.67	17.75		4		1.05		1.03		1.12
12/31/2019	9.82	.21	.54	.75	(.08)	(.22)	—	(.30)	10.27	7.73		2		1.16		1.15		2.08
12/31/2018	10.15	.29	(.30)	(.01)	(.32)	—	—	(.32)	9.82	(.09)		1		1.29		1.25		2.90
12/31/2017	10.04	.22	.08	.30	(.08)	(.10)	(.01)	(.19)	10.15	3.02		1		1.32		1.24		2.18
12/31/2016[5,9]	10.00	.15	.02	.17	(.03)	(.10)	—	(.13)	10.04	1.72	[7,10]	—	[11]	1.21	[8,10]	1.20	[8,10]	1.86	[8,10]
Class 529-T:
6/30/2021[5,6]	11.69	.13	(.33)	(.20)	(.10)	—	—	(.10)	11.39	(1.72)[7,10]		—	[11]	.56	[8,10]	.54	[8,10]	2.33	[8,10]
12/31/2020	10.29	.18	1.69	1.87	(.24)	(.23)	—	(.47)	11.69	18.30	[10]	—	[11]	.64	[10]	.62	[10]	1.57	[10]
12/31/2019	9.83	.26	.54	.80	(.12)	(.22)	—	(.34)	10.29	8.15	[10]	—	[11]	.74	[10]	.73	[10]	2.52	[10]
12/31/2018	10.15	.33	(.29)	.04	(.36)	—	—	(.36)	9.83	.40	[10]	—	[11]	.88	[10]	.83	[10]	3.32	[10]
12/31/2017[5,12]	10.16	.20	— [13]	.20	(.10)	(.10)	(.01)	(.21)	10.15	1.95	[7,10]	—	[11]	.84	[8,10]	.76	[8,10]	2.66	[8,10]
Class 529-F-1:
6/30/2021[5,6]	11.68	.13	(.33)	(.20)	(.10)	—	—	(.10)	11.38	(1.82)[7,10]		—	[11]	.58	[8,10]	.55	[8,10]	2.30	[8,10]
12/31/2020	10.28	.18	1.70	1.88	(.25)	(.23)	—	(.48)	11.68	18.35	[10]	—	[11]	.63	[10]	.61	[10]	1.57	[10]
12/31/2019	9.83	.26	.53	.79	(.12)	(.22)	—	(.34)	10.28	8.07		13		.73		.72		2.50
12/31/2018	10.15	.33	(.29)	.04	(.36)	—	—	(.36)	9.83	.41		5		.86		.81		3.33
12/31/2017	10.04	.26	.08	.34	(.12)	(.10)	(.01)	(.23)	10.15	3.41		4		.91		.85		2.55
12/31/2016[5,9]	10.00	.12	.08	.20	(.06)	(.10)	—	(.16)	10.04	2.00	[7]	2		.85	[8]	.84	[8]	1.47	[8]
Class 529-F-2:
6/30/2021[5,6]	11.68	.14	(.34)	(.20)	(.10)	—	—	(.10)	11.38	(1.70)[7]		23		.52	[8]	.50	[8]	2.40	[8]
12/31/2020[5,15]	11.78	.03	.21	.24	(.11)	(.23)	—	(.34)	11.68	2.04	[7]	21		.09	[7]	.08	[7]	.28	[7]
Class 529-F-3:
6/30/2021[5,6]	11.68	.14	(.34)	(.20)	(.10)	—	—	(.10)	11.38	(1.77)[7]		—	[11]	.51	[8]	.45	[8]	2.41	[8]
12/31/2020[5,15]	11.78	.03	.21	.24	(.11)	(.23)	—	(.34)	11.68	2.07	[7]	—	[11]	.12	[7]	.08	[7]	.28	[7]
Class R-1:
6/30/2021[5,6]	11.66	.08	(.33)	(.25)	(.05)	—	—	(.05)	11.36	(2.15)[7]		1		1.47	[8]	1.46	[8]	1.42	[8]
12/31/2020	10.25	.08	1.69	1.77	(.13)	(.23)	—	(.36)	11.66	17.19		1		1.53		1.50		.71
12/31/2019	9.82	.16	.53	.69	(.04)	(.22)	—	(.26)	10.25	7.26		2		1.60		1.60		1.52
12/31/2018	10.15	.25	(.30)	(.05)	(.28)	—	—	(.28)	9.82	(.54)[10]		1		1.73	[10]	1.68	[10]	2.50	[10]
12/31/2017	10.05	.18	.08	.26	(.05)	(.10)	(.01)	(.16)	10.15	2.57	[10]	—	[11]	1.71	[10]	1.64	[10]	1.79	[10]
12/31/2016[5,9]	10.00	.19	.02	.21	(.06)	(.10)	—	(.16)	10.05	2.09	[7,10]	—	[11]	.82	[8,10]	.82	[8,10]	2.40	[8,10]

See end of table for footnotes.

American Funds Strategic Bond Fund	41

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends, distributions and return of capital
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
6/30/2021[5,6]	$11.64	$.08	$(.33)	$(.25)	$(.05)	$—	$—	$(.05)	$11.34	(2.18)%[7]		$7		1.47%[8]		1.45%[8]		1.43%[8]
12/31/2020	10.25	.08	1.69	1.77	(.15)	(.23)	—	(.38)	11.64	17.32		7		1.51		1.49		.67
12/31/2019	9.81	.16	.54	.70	(.04)	(.22)	—	(.26)	10.25	7.14		3		1.64		1.63		1.61
12/31/2018	10.13	.24	(.29)	(.05)	(.27)	—	—	(.27)	9.81	(.45)		2		1.73		1.68		2.46
12/31/2017	10.03	.19	.07	.26	(.05)	(.10)	(.01)	(.16)	10.13	2.59		1		1.65		1.58		1.82
12/31/2016[5,9]	10.00	.08	.09	.17	(.04)	(.10)	—	(.14)	10.03	1.63	[7]	—	[11]	1.47	[8]	1.46	[8]	.94	[8]
Class R-2E:
6/30/2021[5,6]	11.67	.10	(.34)	(.24)	(.06)	—	—	(.06)	11.37	(2.12)[7]		1		1.18	[8]	1.17	[8]	1.77	[8]
12/31/2020	10.28	.11	1.70	1.81	(.19)	(.23)	—	(.42)	11.67	17.66		1		1.25		1.23		.96
12/31/2019	9.83	.20	.54	.74	(.07)	(.22)	—	(.29)	10.28	7.55	[10]	—	[11]	1.26	[10]	1.23	[10]	1.98	[10]
12/31/2018	10.15	.30	(.29)	.01	(.33)	—	—	(.33)	9.83	.15	[10]	—	[11]	1.24	[10]	1.18	[10]	3.07	[10]
12/31/2017	10.05	.27	.08	.35	(.14)	(.10)	(.01)	(.25)	10.15	3.43	[10]	—	[11]	.87	[10]	.71	[10]	2.67	[10]
12/31/2016[5,9]	10.00	.20	.01	.21	(.06)	(.10)	—	(.16)	10.05	2.10	[7,10]	—	[11]	.79	[8,10]	.78	[8,10]	2.43	[8,10]
Class R-3:
6/30/2021[5,6]	11.66	.11	(.34)	(.23)	(.07)	—	—	(.07)	11.36	(1.97)[7]		8		1.03	[8]	1.01	[8]	1.87	[8]
12/31/2020	10.26	.13	1.69	1.82	(.19)	(.23)	—	(.42)	11.66	17.75		8		1.09		1.07		1.10
12/31/2019	9.82	.21	.53	.74	(.08)	(.22)	—	(.30)	10.26	7.71		4		1.18		1.17		2.05
12/31/2018	10.14	.29	(.29)	— [13]	(.32)	—	—	(.32)	9.82	(.11)		3		1.31		1.27		2.89
12/31/2017	10.05	.23	.06	.29	(.09)	(.10)	(.01)	(.20)	10.14	2.98		2		1.33		1.24		2.23
12/31/2016[5,9]	10.00	.13	.07	.20	(.05)	(.10)	—	(.15)	10.05	1.83	[7,10]	—	[11]	1.09	[8,10]	1.08	[8,10]	1.57	[8,10]
Class R-4:
6/30/2021[5,6]	11.67	.12	(.33)	(.21)	(.09)	—	—	(.09)	11.37	(1.81)[7]		7		.73	[8]	.72	[8]	2.18	[8]
12/31/2020	10.27	.16	1.70	1.86	(.23)	(.23)	—	(.46)	11.67	18.07		7		.79		.77		1.40
12/31/2019	9.82	.24	.54	.78	(.11)	(.22)	—	(.33)	10.27	8.00		4		.90		.89		2.34
12/31/2018	10.15	.31	(.30)	.01	(.34)	—	—	(.34)	9.82	.17		3		1.03		.99		3.16
12/31/2017	10.04	.25	.08	.33	(.11)	(.10)	(.01)	(.22)	10.15	3.26		2		1.06		.99		2.42
12/31/2016[5,9]	10.00	.01	.19	.20	(.06)	(.10)	—	(.16)	10.04	1.94	[7]	1		1.01	[8]	1.00	[8]	.18	[8]
Class R-5E:
6/30/2021[5,6]	11.69	.13	(.33)	(.20)	(.10)	—	—	(.10)	11.39	(1.81)[7]		2		.56	[8]	.55	[8]	2.37	[8]
12/31/2020	10.29	.18	1.70	1.88	(.25)	(.23)	—	(.48)	11.69	18.35		2		.60		.58		1.59
12/31/2019	9.83	.26	.54	.80	(.12)	(.22)	—	(.34)	10.29	8.19		—	[11]	.72		.71		2.51
12/31/2018	10.16	.34	(.30)	.04	(.37)	—	—	(.37)	9.83	.38		—	[11]	.82		.77		3.44
12/31/2017	10.05	.28	.08	.36	(.14)	(.10)	(.01)	(.25)	10.16	3.54		—	[11]	.85		.70		2.68
12/31/2016[5,9]	10.00	.20	.01	.21	(.06)	(.10)	—	(.16)	10.05	2.10	[7]	—	[11]	.78	[8]	.78	[8]	2.43	[8]
Class R-5:
6/30/2021[5,6]	11.69	.14	(.34)	(.20)	(.10)	—	—	(.10)	11.39	(1.67)[7]		4		.44	[8]	.43	[8]	2.50	[8]
12/31/2020	10.29	.19	1.70	1.89	(.26)	(.23)	—	(.49)	11.69	18.44		3		.51		.49		1.67
12/31/2019	9.83	.27	.54	.81	(.13)	(.22)	—	(.35)	10.29	8.28		1		.62		.61		2.62
12/31/2018	10.15	.34	(.29)	.05	(.37)	—	—	(.37)	9.83	.52		1		.76		.72		3.43
12/31/2017	10.05	.28	.06	.34	(.13)	(.10)	(.01)	(.24)	10.15	3.41		1		.76		.68		2.74
12/31/2016[5,9]	10.00	.20	.01	.21	(.06)	(.10)	—	(.16)	10.05	2.09	[7]	—	[11]	.78	[8]	.78	[8]	2.43	[8]
Class R-6:
6/30/2021[5,6]	11.69	.15	(.34)	(.19)	(.11)	—	—	(.11)	11.39	(1.65)[7]		2,939		.40	[8]	.38	[8]	2.65	[8]
12/31/2020	10.29	.20	1.69	1.89	(.26)	(.23)	—	(.49)	11.69	18.49		1,243		.42		.42		1.68
12/31/2019	9.83	.26	.56	.82	(.14)	(.22)	—	(.36)	10.29	8.33		10		.63		.59		2.52
12/31/2018	10.15	.35	(.30)	.05	(.37)	—	—	(.37)	9.83	.56		29		.71		.67		3.47
12/31/2017	10.05	.28	.07	.35	(.14)	(.10)	(.01)	(.25)	10.15	3.46		28		.75		.69		2.70
12/31/2016[5,9]	10.00	.07	.15	.22	(.07)	(.10)	—	(.17)	10.05	2.16	[7]	23		.72	[8]	.71	[8]	.89	[8]

See end of table for footnotes.

42	American Funds Strategic Bond Fund

Financial highlights (continued)

	Six months ended June 30,	Year ended December 31,				Period ended December 31,
Portfolio turnover rate for all share classes[16,17]	2021[5,6,7]	2020	2019	2018	2017	2016[5,7,9]
Excluding mortgage dollar roll transactions	50%	155%	410%	295%	428%	539%
Including mortgage dollar roll transactions	74%	367%	428%	295%	428%	539%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During the periods shown, CRMC waived a portion of investment advisory services fees, reimbursed a portion of transfer agent services fees for certain share classes and reimbursed a portion of miscellaneous fees and expenses.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	For the period March 18, 2016, commencement of operations, through December 31, 2016.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class T and 529-T shares began investment operations on April 7, 2017.
[13]	Amount less than $.01.
[14]	Class F-3 shares began investment operations on January 27, 2017.
[15]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[17]	Refer to Note 5 for more information on mortgage dollar rolls.

See notes to financial statements.

American Funds Strategic Bond Fund	43

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2021, through June 30, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

44	American Funds Strategic Bond Fund

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$981.67	$3.78	.77%
Class A – assumed 5% return	1,000.00	1,020.98	3.86	.77
Class C – actual return	1,000.00	978.75	7.21	1.47
Class C – assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class T – actual return	1,000.00	982.17	2.31	.47
Class T – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class F-1 – actual return	1,000.00	981.63	3.69	.75
Class F-1 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class F-2 – actual return	1,000.00	983.02	2.41	.49
Class F-2 – assumed 5% return	1,000.00	1,022.36	2.46	.49
Class F-3 – actual return	1,000.00	983.52	1.92	.39
Class F-3 – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 529-A – actual return	1,000.00	981.65	3.73	.76
Class 529-A – assumed 5% return	1,000.00	1,021.03	3.81	.76
Class 529-C – actual return	1,000.00	977.84	7.45	1.52
Class 529-C – assumed 5% return	1,000.00	1,017.26	7.60	1.52
Class 529-E – actual return	1,000.00	980.56	4.81	.98
Class 529-E – assumed 5% return	1,000.00	1,019.93	4.91	.98
Class 529-T – actual return	1,000.00	982.76	2.65	.54
Class 529-T – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 529-F-1 – actual return	1,000.00	981.82	2.70	.55
Class 529-F-1 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 529-F-2 – actual return	1,000.00	982.97	2.46	.50
Class 529-F-2 – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 529-F-3 – actual return	1,000.00	982.28	2.21	.45
Class 529-F-3 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class R-1 – actual return	1,000.00	978.53	7.16	1.46
Class R-1 – assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class R-2 – actual return	1,000.00	978.17	7.11	1.45
Class R-2 – assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class R-2E – actual return	1,000.00	978.85	5.74	1.17
Class R-2E – assumed 5% return	1,000.00	1,018.99	5.86	1.17
Class R-3 – actual return	1,000.00	980.29	4.96	1.01
Class R-3 – assumed 5% return	1,000.00	1,019.79	5.06	1.01
Class R-4 – actual return	1,000.00	981.95	3.54	.72
Class R-4 – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class R-5E – actual return	1,000.00	981.88	2.70	.55
Class R-5E – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class R-5 – actual return	1,000.00	983.32	2.11	.43
Class R-5 – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class R-6 – actual return	1,000.00	983.53	1.87	.38
Class R-6 – assumed 5% return	1,000.00	1,022.91	1.91	.38

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Strategic Bond Fund	45

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2022. The agreement was amended to add additional advisory fee breakpoints for when the fund’s net assets exceed $2.5 billion, $4 billion and $6.5 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2020. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses were generally competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

46	American Funds Strategic Bond Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Strategic Bond Fund	47

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

48	American Funds Strategic Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Strategic Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Strategic Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1.
A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS STRATEGIC BOND FUND

By __/s/ Kristine M. Nishiyama___________________
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2021

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2021